                                  Annual Report
--------------------------------------------------------------------------------
                            TIAA SEPARATE ACCOUNT VA-1

                                STOCK INDEX ACCOUNT

                          Audited Financial Statements
                                    including
                            Statement of Investments

                               ------------------

                                December 31, 2000




                                   [TIAA LOGO]

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                      INDEX TO AUDITED FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
Report of Management Responsibility ...............................            2
Report of the Audit Committee .....................................            3
Report of Independent Auditors ....................................            4
Audited Financial Statements:
   Statement of Assets and Liabilities ............................            5
   Statement of Operations ........................................            6
   Statements of Changes in Net Assets ............................            7
   Notes to Financial Statements ..................................            8
   Statement of Investments .......................................           10

[TIAA LOGO]
--------------------------------------------------------------------------------
                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of
 TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of VA-1.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. For the periods covered by these financial statements, all services provided by Ernst & Young LLP for VA-1 were limited exclusively to auditing. It is VA-1's policy that any non-audit services be obtained from a firm other than the external audit firm. The independent auditors' report, which appears on the second following page, expresses an independent opinion on the fairness of presentation of these financial statements.


                                            /s/ Martin E. Galt, III
                                            ------------------------------------
                                                         President


                                            /s/ Richard L. Gibbs
                                            ------------------------------------
                                               Executive Vice President
                                               and Chief Financial Officer

[TIAA LOGO]
--------------------------------------------------------------------------------
                          REPORT OF THE AUDIT COMMITTEE

To the Contractowners of
  TIAA Separate Account VA-1:

The Audit Committee oversees the financial reporting process of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") on behalf of VA-1's Management Committee. The Audit Committee is a standing committee of the Management Committee and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for VA-1's financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee Members, as members of VA-1's Management Committee, reviewed and approved the audit plan of the independent auditing firm in connection with their audit. The Committee will also be meeting regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by VA-1, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and VA-1, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.



Laurence Franz, Audit Committee Chair
Jeanmarie Grisi, Audit Committee Member
Richard M. Norman, Audit Committee Member

February 26, 2001

[ERNST & YOUNG LLP LOGO]         -    787 Seventh Avenue  -  Phone: 212-773-3000
                                      New York, NY 10019


                         REPORT OF INDEPENDENT AUDITORS


To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") , including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 was audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.





                                                           /s/ Ernst & Young LLP


February 5, 2001


       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000
           (amounts in thousands, except amount per accumulation unit)

ASSETS
   Investments, at cost ..............................................................    $752,532
   Net unrealized appreciation of investments ........................................     239,638
                                                                                          --------
   Investments, at value .............................................................     992,170
   Cash ..............................................................................          87
   Dividends and interest receivable .................................................         881
   Receivable from securities transactions ...........................................       4,807
                                                                                          --------
                                                                          TOTAL ASSETS     997,945
                                                                                          --------
LIABILITIES
   Payable for securities transactions ...............................................       6,189
   Amounts due to General Account ....................................................         568
                                                                                          --------
                                                                     TOTAL LIABILITIES       6,757
                                                                                          --------

NET ASSETS--Accumulation Fund ........................................................    $991,188
                                                                                          ========
NUMBER OF ACCUMULATION UNITS OUTSTANDING--NOTES 5 AND 6 ..............................      13,147
                                                                                            ======
NET ASSET VALUE, PER ACCUMULATION UNIT--NOTE 5 .......................................      $75.39
                                                                                            ======


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000
                             (amounts in thousands)

INVESTMENT INCOME
   Income:
     Interest ..................................................................          $    232
     Dividends .................................................................            12,318
                                                                                          --------
                                                                    TOTAL INCOME            12,550
                                                                                          --------
   Expenses--Note 3:
     Investment advisory charges ...............................................             3,169
     Administrative expenses ...................................................             2,113
     Mortality and expense risk charges ........................................             1,057
                                                                                          --------
                                                          EXPENSES BEFORE WAIVER             6,339
     Investment advisory charges waived ........................................            (2,430)
                                                                                          --------
                                                                    NET EXPENSES             3,909
                                                                                          --------
                                                          INVESTMENT INCOME--NET             8,641
                                                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 4
     Net realized gain on investments ..........................................            36,794
     Net change in unrealized appreciation on investments ......................          (127,492)
                                                                                          --------
                                 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS           (90,698)
                                                                                          --------
                            NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(82,057)
                                                                                          ========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                                   2000             1999
                                                                             ------------        ----------
FROM OPERATIONS
   Investment income--net ................................................   $      8,641        $    8,282
   Net realized gain on investments ......................................         36,794            33,295
   Net change in unrealized appreciation on investments ..................       (127,492)          125,074
                                                                             ------------        ----------
                                     NET INCREASE (DECREASE) IN NET ASSETS
                                                 RESULTING FROM OPERATIONS        (82,057)          166,651
                                                                             ------------        ----------
FROM CONTRACTOWNER TRANSACTIONS
   Premiums ..............................................................         90,169           130,503
   Net contractowner transfers from fixed account ........................          3,408             4,267
   Withdrawals and death benefits ........................................        (52,886)          (26,849)
                                                                             ------------        ----------
                                      NET INCREASE IN NET ASSETS RESULTING
                                           FROM CONTRACTOWNER TRANSACTIONS         40,691           107,921
                                                                             ------------        ----------
                                     NET INCREASE (DECREASE) IN NET ASSETS        (41,366)          274,572

NET ASSETS
   Beginning of year .....................................................      1,032,554           757,982
                                                                             ------------        ----------
   End of year ...........................................................    $   991,188        $1,032,554
                                                                             ============        ==========

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

NOTE 4--INVESTMENTS

At December 31, 2000, the net unrealized appreciation on investments was $239,638,264, consisting of gross unrealized appreciation of $326,474,061 and gross unrealized depreciation of $86,835,797.


Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2000, were $266,410,969 and $216,399,636, respectively.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------
                                                    2000        1999        1998       1997       1996
                                                ---------   ---------   ---------   ---------  ---------
Per Accumulation Unit data:
   Investment income .......................    $    .966   $    .961   $    .908   $    .847  $    .807
   Expenses ................................         .301        .270        .223        .182       .150
                                                ---------   ---------   ---------   ---------  ---------
   Investment income--net ..................         .665        .691        .685        .665       .657
   Net realized and unrealized gain (loss)
      on investments .......................       (7.024)     13.051      12.407      12.429      6.755
                                                ---------   ---------   ---------   ---------  ---------
   Net increase (decrease) in
      Accumulation Unit Value ..............       (6.359)     13.742      13.092      13.094      7.412
   Accumulation Unit Value:
      Beginning of year ....................       81.751      68.009      54.917      41.823     34.411
                                                ---------   ---------   ---------   ---------  ---------
      End of year ..........................    $  75.392   $  81.751   $  68.009   $  54.917  $  41.823
                                                =========   =========   =========   =========  =========

Total return ...............................        (7.78%)     20.21%      23.84%      31.31%     21.54%
Ratio to Average Net Assets:
   Expenses (1) ............................         0.37%       0.37%       0.37%       0.37%      0.40%
   Investment income--net ..................         0.82%       0.95%       1.14%       1.36%      1.74%
Portfolio turnover rate ....................        20.68%      37.93%      45.93%       2.39%      4.55%
Thousands of Accumulation Units
   outstanding at end of year ..............       13,147      12,630      11,145       9,901      6,768

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                                2000             1999
                                                                             ----------       ----------
Accumulation Units:
   Credited for premiums ..............................................       1,116,722        1,798,810
   Cancelled for transfers and disbursements ..........................        (600,122)        (313,740)
   Outstanding:
     Beginning of year ................................................      12,630,471       11,145,401
                                                                             ----------       ----------
     End of year ......................................................      13,147,071       12,630,471
                                                                             ==========       ==========


NOTE 7--SUBSEQUENT EVENT--LINE OF CREDIT

In January 2001, the Account began to share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of contractowner redemptions that otherwise might require the untimely disposition of securities. Certain College Retirement Equities Fund Accounts, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and, commencing in January 2001, the TIAA-CREF Life Funds, all of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing.

                         TIAA SEPARATE ACCOUNT -- VA-1
                 STATEMENT OF INVESTMENTS -- STOCK INDEX ACCOUNT
                                DECEMBER 31, 2000

PRINCIPAL                                                           VALUE (000)
---------                                                           ----------
CORPORATE BONDS--0.00%
 CONSUMER CYCLICAL--0.00%
                EXCEL LEGACY CORP
$   3,000         9.000%, 11/05/04 ...............................   $    3
    1,000         10.000%, 11/05/04 ..............................        1
                UGLY DUCKLING CORP (SUB DEB)
    1,950         12.000%, 10/23/2003 ............................        2
                                                                     ------
                TOTAL CONSUMER CYCLICAL ..........................        6
                                                                     ------
                TOTAL CORPORATE BONDS
                  (COST $6,725) ..................................        6
                                                                     ------
SHARES
------
PREFERRED STOCK--0.01%
BASIC INDUSTRIES--0.01%
    2,280       SEALED AIR CORP (CLASS A) ........................       74
                                                                     ------
                TOTAL BASIC INDUSTRIES ...........................       74
                                                                     ------
 CONSUMER CYCLICAL--0.00%
    2,800     * OSULLIVAN INDUSTRIES HOLDINGS, INC ...............        1
                                                                     ------
                TOTAL CONSUMER CYCLICAL ..........................        1
                                                                     ------
FINANCIAL SERVICES--0.00%
      421     * CORRECTIONS CORP OF AMERICA (CLASS B) ............        3
                                                                     ------
                TOTAL FINANCIAL SERVICES .........................        3
                                                                     ------
HEALTH CARE--0.00%
    3,500     * FRESENIUS MEDICAL CARE HOLDINGS ..................        0
                                                                     ------
                TOTAL HEALTH CARE ................................        0
                                                                     ------
TECHNOLOGY--0.00%
      503       SUPERIOR TRUST I SERIES A ........................        3
                                                                     ------
                TOTAL TECHNOLOGY .................................        3
                                                                     ------
                TOTAL PREFERRED STOCK
                  (COST $154,143) ................................       81
                                                                     ------
COMMON STOCK--99.68%
AEROSPACE AND DEFENSE--1.02%
    1,000       AAR CORP .........................................       13
      450     * ALLIANT TECHSYSTEMS, INC .........................       30
   69,754       BOEING CO ........................................    4,604
    9,800     * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ...........      223
   11,800       GENERAL DYNAMICS CORP ............................      920
   56,343     * GENERAL MOTORS CORP (CLASS H) ....................    1,296
    1,700     * HEXCEL CORP ......................................       15
   28,283       LOCKHEED MARTIN CORP .............................      960
      800     * MOOG, INC (CLASS A) ..............................       23
    5,700     * MOTIENT CORP .....................................       23
    4,777       NORTHROP GRUMMAN CORP ............................      396
    3,600     * ORBITAL SCIENCES CORP ............................       15
    1,269     * PANAMSAT CORP ....................................       44
    2,800     * PEGASUS COMMUNICATIONS CORP ......................       72
    3,400       PERKINELMER, INC .................................      357
    5,500       PRECISION CAST PARTS CORP ........................      231
    4,018       RAYTHEON CO (CLASS A) ............................      117
   21,300       RAYTHEON CO (CLASS B) ............................      662
    2,750     * REMEC, INC .......................................       26
    1,386     * TELEDYNE TECHNOLOGIES, INC .......................       33
    1,100     * TRIUMPH GROUP, INC ...............................       45
                                                                     ------
                TOTAL AEROSPACE AND DEFENSE ......................   10,105
                                                                     ------
BASIC INDUSTRIES--3.11%
   18,600       AIR PRODUCTS & CHEMICALS, INC ....................   $  763
    3,800     * AIRGAS, INC ......................................       26
    1,300       AK STEEL HOLDINGS CORP ...........................       11
    3,040     * ALBANY INTERNATIONAL CORP (CLASS A) NEW ..........       41
    1,900       ALBEMARLE CORP ...................................       47
   65,680       ALCOA, INC .......................................    2,200
    7,804       ALLEGHENY TECHNOLOGIES, INC ......................      124
    7,000       AMCOL INTERNATIONAL CORP .........................       33
    6,100     * AMERICAN STANDARD COS, INC .......................      301
    3,300       APTARGROUP, INC ..................................       97
    1,500       ARCH CHEMICALS, INC ..............................       27
    3,502       ARCH COAL, INC ...................................       49
    5,100       ARMSTRONG HOLDINGS, INC ..........................       11
    1,343       BALL CORP ........................................       62
   23,100     * BATTLE MOUNTAIN GOLD CO ..........................       39
    2,400       BEMIS CO .........................................       81
    9,300     * BETHLEHEM STEEL CORP .............................       16
    8,300       BLACK & DECKER CORP ..............................      326
    5,000       BOISE CASCADE CORP ...............................      168
    5,100       BOWATER, INC .....................................      288
    4,100     * BUCKEYE TECHNOLOGIES, INC ........................       58
    6,900       CABOT CORP .......................................      182
    1,935     * CABOT MICROELECTRONICS CORP ......................      100
      800       CALGON CARBON CORP ...............................        5
    2,500       CAMBREX CORP .....................................      113
    1,400       CARAUSTAR INDUSTRIES, INC ........................       13
    1,300       CARLISLE COS, INC ................................       56
    2,700       CARPENTER TECHNOLOGY CORP ........................       95
    5,200     * CELGENE CORP .....................................      169
    1,600       CENTEX CONSTRUCTION PRODUCTS, INC ................       44
    6,400       CENTEX CORP ......................................      240
    4,200     * CHAMPION ENTERPRISES, INC ........................       12
    3,100       CHESAPEAKE CORP ..................................       64
    4,000       CLARCOR, INC .....................................       83
    8,407       CLAYTON HOMES, INC ...............................       97
    1,500       CLEVELAND CLIFFS, INC ............................       32
    2,400     * COLLINS & AIKMAN CORP ............................       10
      400     * COMFORT SYSTEMS U.S.A., INC ......................        1
    4,100       COMMERCIAL METALS CO .............................       91
      600       CONSOL ENERGY, INC ...............................       17
    9,695       CROMPTON CORP ....................................      102
      400     * CROSSMANN COMMUNITIES, INC .......................        8
    6,100       CROWN CORK & SEAL CO, INC ........................       45
       60   b * CROWN VANTAGE, INC ...............................        0
    3,600     * CYTEC INDUSTRIES, INC ............................      144
    2,200     * DAL-TILE INTERNATIONAL, INC ......................       31
      200     * DEL WEBB CORP ....................................        6
    1,242       DELTIC TIMBER CORP ...............................       30
    1,200     * DIONEX CORP ......................................       41
   50,700       DOW CHEMICAL CO ..................................    1,857
   74,391       DU PONT (E.I.) DE NEMOURS & CO ...................    3,594
    4,300     * EARTHSHELL CORP ..................................        6
    7,400       EASTMAN CHEMICAL CO ..............................      361
    9,600       ECOLAB, INC ......................................      415
    2,750       ELCOR CORP .......................................       46
      300     * EMCOR GROUP, INC .................................        8
    1,396     * ENCOMPASS SERVICES CORP ..........................        7
      900     * ENERGY CONVERSION DEVICES, INC ...................       18
    7,700       ENGELHARD CORP ...................................      157
    1,950       FERRO CORP .......................................       45
    5,100       FLEETWOOD ENTERPRISES, INC .......................       54
      800       FLORIDA ROCK INDUSTRIES, INC .....................       31
    5,900     * FLUOR CORP (NEW) .................................      195
      900     * FMC CORP .........................................       65
    2,900       FOSTER WHEELER CORP ..............................       15
   11,363     * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B) ....       97
    1,448       FULLER (H.B.) CO .................................       57
    3,000       GEORGIA GULF CORP ................................       51
   15,212       GEORGIA-PACIFIC CORP (PACKING GROUP) .............      473
    3,900       GEORGIA-PACIFIC CORP (TIMBER GROUP) ..............      117
    1,000       GIBRALTAR STEEL CORP .............................       18
    4,300       GLATFELTER (P.H.) CO .............................       54

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
BASIC INDUSTRIES--(CONTINUED)
    5,806       GOODRICH (B.F.) CO ...............................  $   211
    3,100     * GRACE W.R. & CO ..................................       10
    1,350       GRANITE CONSTRUCTION, INC ........................       39
    3,000       GREAT LAKES CHEMICAL CORP ........................      112
    1,000       GREIF BROTHERS CORP (CLASS A) ....................       29
    6,900       HERCULES, INC ....................................      132
   19,800       HOMESTAKE MINING CO ..............................       83
    4,687       HORTON (D.R.), INC ...............................      115
    8,451       ICN PHARMACEUTICALS, INC .........................      259
    7,200       IMC GLOBAL, INC ..................................      112
    2,600     * INSITUFORM TECHNOLOGIES, INC (CLASS A) ...........      104
   36,019       INTERNATIONAL PAPER CO ...........................    1,470
    2,100     * INTERNATIONAL SPECIALTY PRODUCTS, INC ............       14
      800       INTERPOOL, INC ...................................       14
    1,600     * IVEX PACKAGING CORP ..............................       18
      300     * JACOBS ENGINEERING GROUP, INC ....................       14
    4,700       KAUFMAN & BROAD HOME CORP ........................      158
   40,262       KIMBERLY-CLARK CORP ..............................    2,846
    4,116       LAFARGE CORP .....................................       97
    2,200       LENNAR CORP ......................................       80
    2,500     * LONE STAR TECHNOLOGIES, INC ......................       96
    2,800       LONGVIEW FIBRE CO ................................       38
    4,600       LOUISIANA PACIFIC CORP ...........................       47
   10,800       LTV CORP .........................................        4
    4,100       LUBRIZOL CORP ....................................      106
    7,100       LYONDELL CHEMICAL CO .............................      109
    1,300       MACDERMID, INC ...................................       25
    3,600       MARTIN MARIETTA MATERIALS, INC ...................      152
   31,700       MASCO CORP .......................................      814
    5,900       MASSEY ENERGY CO .................................       75
      400       MDC HOLDINGS, INC ................................       13
    9,500       MEAD CORP ........................................      298
      800       METALS U.S.A., INC ...............................        2
    5,007       METRIS COS, INC ..................................      132
    3,100       MILLENNIUM CHEMICAL, INC .........................       56
    1,600       MINERALS TECHNOLOGIES, INC .......................       55
    2,700     * MUELLER INDUSTRIES, INC ..........................       72
      200       NCH CORP .........................................        8
    4,000     * NCI BUILDING SYSTEMS, INC ........................       75
   10,300       NEWMONT MINING CORP ..............................      176
      300     * NORTEK, INC ......................................        7
    4,500       NUCOR CORP .......................................      179
      700     * NVR, INC .........................................       87
    5,600     * OAK TECHNOLOGY, INC ..............................       49
    1,500     * OAKLEY, INC ......................................       20
    3,900       OLIN CORP ........................................       86
    1,100       OM GROUP, INC ....................................       60
    4,100       OMNOVA SOLUTIONS, INC ............................       25
    5,600    b  OWENS CORNING CO .................................        5
   12,000     * OWENS ILLINOIS, INC ..............................       68
    3,500     * PACKAGING CORP OF AMERICA ........................       56
   13,400     * PACTIV CORP ......................................      166
      350     * PALM HARBOR HOMES, INC ...........................        6
    4,100       PENTAIR, INC .....................................       99
    7,341       PHELPS DODGE CORP ................................      410
       40       PLACER DOME, INC (U.S.) ..........................        0
    3,300       PLUM CREEK TIMBER CO, INC ........................       86
    9,150       POLYONE CORP .....................................       54
      100       POPE & TALBOT, INC ...............................        2
    1,889       POTLATCH CORP ....................................       63
   11,500       PPG INDUSTRIES, INC ..............................      533
   10,900       PRAXAIR, INC .....................................      484
    4,000       PULTE CORP .......................................      169
    1,100       QUANEX CORP ......................................       22
    1,100       RAYONIER, INC ....................................       44
    1,650       RELIANCE STEEL & ALUMINUM CO .....................       41
      600       ROCK-TENN CO (CLASS A) ...........................        4
    9,700       ROHM & HAAS CO ...................................      352
    8,831       RPM, INC .........................................       76
      300     * RTI INTERNATIONAL METALS, INC ....................        4
    1,061       RYERSON TULL, INC ................................        9
    2,500       RYLAND GROUP, INC ................................      102
    3,500       SCHULMAN (A.), INC ...............................  $    40
    2,300     * SCICLONE PHARMACEUTICALS, INC ....................        9
    6,072     * SEALED AIR CORP ..................................      185
    2,000     * SHAW GROUP, INC ..................................      100
    7,800       SHERWIN-WILLIAMS CO ..............................      205
    7,400       SIGMA ALDRICH CORP ...............................      291
      600     * SIMPSON MANUFACTURING CO, INC ....................       31
    7,353     * SMURFIT-STONE CONTAINER CORP .....................      110
    8,560       SOLUTIA, INC .....................................      103
    7,631       SONOCO PRODUCTS CO ...............................      165
    1,200       SPARTECH CORP ....................................       25
    2,400       ST. JOE CO .......................................       53
    2,400       STANDARD-PACIFIC CORP ............................       56
    3,900       STANLEY WORKS CO .................................      122
      800     * STEEL DYNAMICS, INC ..............................        9
    3,700     * STILLWATER MINING CO .............................      146
      400   b * STONE & WEBSTER, INC .............................        1
    3,400     * TECHNE CORP ......................................      123
    2,400       TEMPLE-INLAND, INC ...............................      129
    2,600       TEXAS INDUSTRIES, INC ............................       78
    3,100     * TOLL BROTHERS, INC ...............................      127
      800       TREDEGAR CORP ....................................       14
      400     * TREX CO, INC .....................................       10
   10,600       UNION CARBIDE CORP ...............................      570
    2,500       UNIVERSAL FOREST PRODUCTS, INC ...................       33
    2,000     * URS CORP .........................................       29
    3,500       USEC, INC ........................................       15
    1,400       USG CORP .........................................       32
    4,200       USX-US STEEL GROUP, INC ..........................       76
    5,700       VULCAN MATERIALS CO ..............................      273
      200     * WASHINGTON GROUP INTERNATIONAL, INC ..............        2
    6,900       WAUSAU-MOSINEE PAPER CORP ........................       70
    1,100       WD-40 CO .........................................       21
    1,400       WELLMAN, INC .....................................       20
    2,000       WEST PHARMACEUTICAL SERVICES, INC ................       49
   10,200       WESTVACO CORP ....................................      298
   15,000       WEYERHAEUSER CO ..................................      761
    6,500       WILLAMETTE INDUSTRIES, INC .......................      305
   10,600       WORTHINGTON INDUSTRIES, INC ......................       85
    1,100       YORK INTERNATIONAL CORP ..........................       34
                                                                    -------
                TOTAL BASIC INDUSTRIES ...........................   30,783
                                                                    -------

 CONSUMER CYCLICAL--7.96%
      100     * 99 CENTS ONLY STORES .............................        3
    2,200       AARON RENTS, INC .................................       31
    6,800     * ABERCROMBIE & FITCH CO (CLASS A) .................      136
    4,133     * ACNEILSEN CORP ...................................      150
    1,000     * ADVANTICA RESTAURANT GROUP, INC ..................        1
      500     * AMERCO ...........................................       10
      600     * AMERICAN CLASSIC VOYAGES CO ......................        8
    1,000     * AMERICAN EAGLE OUTFITTERS, INC ...................       42
    4,100       AMERICAN GREETINGS CORP (CLASS A) ................       39
    5,200     * AMERICREDIT CORP .................................      142
    1,500     * AMES DEPARTMENT STORES, INC ......................        2
    1,800     * ANCHOR GAMING CO .................................       70
      900     * ANN TAYLOR STORES CORP ...........................       22
    5,900     * APOLLO GROUP, INC (CLASS A) ......................      290
    2,700     * APPLEBEE'S INTERNATIONAL, INC ....................       85
      700       ARCTIC CAT, INC ..................................        8
    2,800     * ARGOSY GAMING CO .................................       54
    6,899       ARVINMERITOR, INC ................................       78
  197,122     * AT & T CORP - LIBERTY MEDIA (CLASS A) ............    2,673
    8,084       AUTOLIV, INC .....................................      129
    2,400     * AVIS GROUP HOLDINGS, INC .........................       78
    3,500     * AZTAR CORP .......................................       45
    3,000     * BALLY TOTAL FITNESS HOLDINGS CORP ................      102
      700       BANDAG, INC ......................................       28
    1,700     * BE FREE, INC .....................................        4
   18,900     * BED BATH & BEYOND, INC ...........................      423
   10,700       BELO (A.H.) CORP SERIES A ........................      171
      400       BHC COMMUNICATIONS, INC (CLASS A) ................       52
    2,300       BLOCKBUSTER, INC (CLASS A) .......................       19
    6,100       BOB EVANS FARMS, INC .............................      130
    2,400     * BOCA RESORTS, INC (CLASS A) ......................       35
    2,400       BORGWARNER, INC ..................................       96
    4,500     * BOYD GAMING CORP .................................       15
    1,000     * BOYDS COLLECTION LTD .............................        9

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
CONSUMER CYCLICAL--(CONTINUED)
      900     * BREED TECHNOLOGIES, INC ..........................   $    0
    4,700     * BRINKER INTERNATIONAL, INC .......................      199
    1,400       BROWN SHOE CO, INC ...............................       18
    9,000       BRUNSWICK CORP ...................................      148
      500     * BUCKLE, INC (THE) ................................        9
      620       BURLINGTON COAT FACTORY WAREHOUSE CORP ...........       12
      800       BUSH INDUSTRIES, INC (CLASS A) ...................        9
    2,400   b * CALDOR CORP ......................................        0
    5,100       CALLAWAY GOLF CO .................................       95
    3,300     * CATALINA MARKETING CORP ..........................      128
    2,800       CATO CORP (CLASS A) ..............................       39
    3,300       CBRL GROUP, INC ..................................       60
    2,650     * CEC ENTERTAINMENT, INC ...........................       90
    1,700     * CHAMPIONSHIP AUTO RACING TEAMS, INC ..............       36
    7,400     * CHARMING SHOPPES, INC ............................       44
      700     * CHICO'S FAS, INC .................................       15
    2,100     * CHILDREN'S PLACE RETAIL STORES, INC ..............       43
    5,900     * CHOICE HOTELS INTERNATIONAL, INC .................       81
      462       CHRIS CRAFT INDUSTRIES, INC ......................       31
    4,100     * CITADEL COMMUNICATIONS CORP ......................       49
    2,000       CLAIRE'S STORES, INC .............................       36
   36,178     * CLEAR CHANNEL COMMUNICATIONS, INC ................    1,752
    1,400     * CLEAR CHANNEL COMMUNICATIONS, INC WTS
                  09/18/01 .......................................        9
      300       COACHMEN INDUSTRIES, INC .........................        3
      500     * COLDWATER CREEK, INC .............................       16
      300     * COLUMBIA SPORTSWEAR CO ...........................       15
    8,500     * CONSOLIDATED STORES CORP .........................       90
    4,300       COOPER TIRE & RUBBER CO ..........................       46
    4,400     * COPART, INC ......................................       95
    3,900     * COX RADIO, INC (CLASS A) .........................       88
      700     * CROWN MEDIA HOLDINGS, INC (CLASS A) ..............       14
    1,000     * CSS INDUSTRIES, INC ..............................       21
    2,900     * CUMULUS MEDIA, INC (CLASS A) .....................       11
    7,024       DANA CORP ........................................      108
    6,500       DANAHER CORP .....................................      444
    9,300       DARDEN RESTAURANTS, INC ..........................      213
    3,400     * DATA BROADCASTING CORP ...........................       12
       80     * DAY RUNNER, INC ..................................        0
    1,700     * DELCO REMY INTERNATIONAL , INC ...................       15
   49,682       DELPHI AUTOMOTIVE SYSTEMS CORP ...................      559
    6,100       DILLARD'S, INC (CLASS A) .........................       72
      450     * DIRECT FOCUS, INC ................................       15
  163,534       DISNEY (WALT) CO .................................    4,732
   12,425       DOLLAR GENERAL CORP ..............................      235
    4,200     * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .............       79
    9,175     * DOLLAR TREE STORES, INC ..........................      225
    1,100       DONALDSON CO, INC ................................       31
    6,000       DONNELLEY (R.R.) & SONS CO .......................      162
    1,000       DOVER DOWNS ENTERTAINMENT, INC ...................       11
    2,700       DOW JONES & CO, INC ..............................      153
    2,400     * E4L, INC .........................................        0
   21,900       EASTMAN KODAK CO .................................      862
    2,600     * EMMIS COMMUNICATIONS CORP (CLASS A) ..............       75
    1,600     * ENTERCOM COMMUNICATIONS CORP .....................       55
    2,300       EQUITY INNS, INC .................................       14
    8,600     * EXTENDED STAY AMERICA, INC .......................      111
    2,600       FACTSET RESEARCH SYSTEMS, INC ....................       96
    2,200     * FAIRFIELD COMMUNITIES, INC .......................       31
    8,300       FAMILY DOLLAR STORES, INC ........................      178
    4,500       FEDDERS CORP .....................................       21
   19,770     * FEDERATED DEPARTMENT STORES, INC .................      692
    6,600       FELCOR LODGING TRUST, INC ........................      158
      554       FLORIDA EAST COAST INDUSTRIES, INC (CLASS B ......       19
    2,200     * FOOTSTAR, INC ....................................      109
  140,126       FORD MOTOR CO (NEW) ..............................    3,284
      900       FOREST CITY ENTERPRISES, INC (CLASS A) ...........       35
    2,100     * FOSSIL, INC ......................................       30
    8,800     * FOX ENTERTAINMENT GROUP, INC (CLASS A) ...........      157
      700       G & K SERVICES, INC (CLASS A) ....................       20
   21,500       GANNETT CO, INC ..................................    1,356
   40,612       GAP, INC .........................................    1,036
       54     * GAYLORD ENTERTAINMENT CO .........................   $    1
      900   b * GC COS, INC ......................................        2
        6     * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..............        0
    4,100       GENCORP, INC .....................................       39
   42,849       GENERAL MOTORS CORP ..............................    2,183
    7,800     * GENESCO, INC .....................................      191
    5,900     * GENTEX CORP ......................................      110
   10,600       GENUINE PARTS CO .................................      278
    9,200       GOODYEAR TIRE & RUBBER CO ........................      212
    1,800       GRACO, INC .......................................       74
    1,300     * GUITAR CENTER, INC ...............................       15
    3,500     * HANDLEMAN CO .....................................       26
   16,100     * HANOVER DIRECT, INC ..............................        6
    3,700       HARCOURT GENERAL, INC ............................      212
    3,870       HARMAN INTERNATIONAL INDUSTRIES, INC .............      141
    6,100     * HARRAH'S ENTERTAINMENT, INC ......................      161
    4,200       HARTE-HANKS, INC .................................       99
    1,300       HAVERTY FURNITURE COS, INC .......................       13
    2,500     * HAYES LEMMERZ INTERNATIONAL, INC .................       17
    3,800     * HEARST-ARGYLE TELEVISION, INC ....................       78
    1,200       HERTZ CORP (CLASS A) .............................       41
   19,127       HILTON HOTELS CORP ...............................      201
    5,600     * HISPANIC BROADCASTING CORP .......................      143
    2,900       HOLLINGER INTERNATIONAL, INC .....................       46
    4,100     * HOLLYWOOD ENTERTAINMENT CORP .....................        4
      900       HOUGHTON MIFFLIN CO ..............................       42
    2,800     * IHOP CORP (NEW) ..................................       61
   22,050     * INFINITY BROADCASTING CORP (CLASS A) .............      616
      700     * INFORMATION HOLDINGS, INC ........................       16
    4,200     * INTELECT COMMUNICATIONS, INC .....................        2
    4,753     * INTERNATIONAL GAME TECHNOLOGY CO .................      228
    1,900       INTERNATIONAL SPEEDWAY CORP (CLASS A ) ...........       72
   23,869       INTERPUBLIC GROUP OF COS, INC ....................    1,016
    1,900     * INTERTAN, INC ....................................       22
    8,200       INTIMATE BRANDS, INC (CLASS A) ...................      123
    1,200     * INTRANET SOLUTIONS, INC ..........................       61
    1,000     * ISLE OF CAPRI CASINOS, INC .......................       11
    3,100     * JACK IN THE BOX, INC .............................       91
    1,000     * JAKKS PACIFIC, INC ...............................        9
    7,400       JOHNSON CONTROLS, INC ............................      385
    9,902     * JONES APPAREL GROUP, INC .........................      319
    3,400     * JOURNAL REGISTER CO ..............................       55
   25,500     * K MART CORP ......................................      135
      300       KELLWOOD CO ......................................        6
      300     * KENNETH COLE PRODUCTIONS, INC (CLASS A) ..........       12
    1,200     * KEY3MEDIA GROUP, INC .............................       15
    4,800       KIMBALL INTERNATIONAL, INC (CLASS B) .............       70
      800     * KIRBY CORP .......................................       17
    4,000       KNIGHT-RIDDER, INC ...............................      228
   24,300     * KOHL'S CORP ......................................    1,482
       25     * LAKES GAMING, INC ................................        0
    4,050     * LAMAR ADVERTISING CO (CLASS A) ...................      156
    2,000       LANDRY'S SEAFOOD RESTAURANTS, INC ................       20
    2,000       LASALLE HOTEL PROPERTIES .........................       30
    2,700       LA-Z-BOY, INC ....................................       43
    6,100     * LEAR CORP ........................................      151
    3,400       LEE ENTERPRISES, INC .............................      101
   11,100       LEGGETT & PLATT, INC .............................      210
    2,700       LIBBEY, INC ......................................       82
    1,700     * LIBERTY DIGITAL, INC (CLASS A) ...................        9
    9,880     * LIBERTY SATELLITE & TECHNOLOGY, INC ..............       31
    1,000     * LIFEMINDERS, INC .................................        4
   28,802       LIMITED, INC .....................................      491
    5,100       LINENS `N THINGS, INC. ...........................      141
    3,100       LIZ CLAIBORNE, INC ...............................      129
      200     * LODGENET ENTERTAINMENT CORP ......................        4
    4,800       LONE STAR STEAKHOUSE & SALOON, INC ...............       46
    1,800       LUBY'S, INC ......................................       11
    7,900     * MANDALAY RESORT GROUP ............................      173
      200       MARCUS CORP ......................................        3
   16,700       MARRIOTT INTERNATIONAL, INC (CLASS A) ............      706
       81     * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ........        0
      138     * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ........        0
   23,200       MAY DEPARTMENT STORES CO .........................      760
    7,000       MAYTAG CO ........................................      226
    1,300       MCCLATCHY CO (CLASS A) ...........................       55
   99,200       MCDONALD'S CORP ..................................    3,373

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
CONSUMER CYCLICAL--(CONTINUED)
   13,900       MCGRAW HILL COS, INC .............................  $   815
    1,585       MEDIA GENERAL, INC (CLASS A) .....................       58
    1,050     * MEN'S WEARHOUSE, INC .............................       29
    3,000       MEREDITH CORP ....................................       97
    1,344     * METRO-GOLDWYN-MAYER, INC .........................       22
    2,300       MGM MIRAGE .......................................       65
    3,300     * MICHAELS STORES, INC .............................       87
    2,000     * MICROS SYSTEMS, INC ..............................       37
    1,333       MIDAS, INC .......................................       16
    1,100     * MIDWAY GAMES, INC ................................        8
    1,600       MODINE MANUFACTURING CO ..........................       33
    4,200     * MOHAWK INDUSTRIES, INC ...........................      115
    1,250     * MONACO COACH CORP ................................       22
    1,600     * MSC INDUSTRIAL DIRECT CO (CLASS A) ...............       29
    3,157       MYERS INDUSTRIES, INC ............................       46
    1,300     * MYPOINTS.COM, INC ................................        2
    1,600     * NAUTICA ENTERPRISES, INC .........................       24
    3,400     * NBC INTERNET, INC ................................       12
    2,200     * NEIMAN MARCUS GROUP, INC (CLASS A) ...............       78
      723     * NEIMAN MARCUS GROUP, INC (CLASS B) ...............       24
    1,500     * NETCENTIVES, INC .................................        6
   14,300       NEW YORK TIMES CO (CLASS A) ......................      573
       82       NEWS CORP LTD ....................................        2
    7,400       NIKE, INC (CLASS B) ..............................      413
    7,700       NORDSTROM, INC ...................................      140
    1,400     * O'CHARLEY'S, INC .................................       25
   14,600       OMNICOM GROUP, INC ...............................    1,210
    1,800     * ON COMMAND CORP ..................................       16
    2,400     * O'REILLY AUTOMOTIVE, INC .........................       64
    1,400       OSHKOSH B'GOSH, INC (CLASS A) ....................       26
    1,050       OSHKOSH TRUCK CORP ...............................       46
    9,150     * OUTBACK STEAKHOUSE, INC ..........................      237
    2,350     * PACIFIC SUNWEAR CALIFORNIA, INC ..................       60
      900     * PAPA JOHN'S INTERNATIONAL, INC ...................       20
   21,800     * PARK PLACE ENTERTAINMENT CORP ....................      260
      500     * PARKERVISION, INC ................................       18
    1,746     * PAYLESS SHOESOURCE, INC ..........................      124
   16,145       PENNEY, (J.C.) CO, INC ...........................      176
    2,500       PENTON MEDIA, INC ................................       67
    1,900     * PERFORMANCE FOOD GROUP CO ........................       97
    8,000       PIER 1 IMPORTS, INC ..............................       83
    2,400     * PINNACLE ENTERTAINMENT, INC ......................       32
    3,200     * PINNACLE SYSTEMS, INC ............................       24
    1,300     * PIXAR, INC .......................................       39
    1,000     * PLAYBOY ENTERPRISES, INC (CLASS B) ...............       10
    3,000       POLARIS INDUSTRIES, INC ..........................      119
    4,100     * POLO RALPH LAUREN CORP ...........................       91
    3,800       POLYMER GROUP, INC ...............................       20
    1,700     * PRESSTEK, INC ....................................       18
    4,800     * PRIME HOSPITALITY CORP ...........................       56
   11,200     * PRIMEDIA, INC ....................................      134
      600       PULITZER, INC ....................................       28
    2,800     * QUICKSILVER, INC .................................       54
    3,800     * RADIO ONE, INC (CLASS A) .........................       41
    1,000     * RADIO ONE, INC (CLASS D) .........................       11
    9,800       READER'S DIGEST ASSOCIATION, INC (CLASS A)
                  (NON-VOTE) .....................................      383
    2,700     * REEBOK INTERNATIONAL LTD .........................       74
    2,050       REGIS CORP .......................................       30
    1,200     * RENT-A-CENTER, INC ...............................       41
      800       RIVIANA FOODS, INC ...............................       16
    6,500       ROSS STORES, INC .................................      110
    2,700       ROUSE CO .........................................       69
    9,400       RUBY TUESDAY, INC ................................      143
    3,000       RUSSELL CORP .....................................       46
    5,300     * RYAN'S FAMILY STEAK HOUSES, INC ..................       50
   17,900     * SAKS, INC ........................................      179
    2,850     * SALTON, INC ......................................       59
       79     * SAMSONITE CORP ...................................        0
    1,700     * SCHOLASTIC CORP ..................................      151
    1,200     * SCOTTS CO (CLASS A) ..............................       44
    2,000       SCRIPPS (E.W.) CO (CLASS A) ......................      126
   25,400       SEARS ROEBUCK & CO ...............................   $  883
      900   b * SERVICE MERCHANDISE CO, INC ......................        0
    9,120       SHAW INDUSTRIES, INC .............................      173
    3,000     * SHOPKO STORES, INC ...............................       15
    3,400     * SINCLAIR BROADCASTING GROUP, INC (CLASS A ) ......       34
    2,700     * SIRIUS SATELLITE RADIO, INC ......................       81
    2,400       SMITH (A.O.) CORP ................................       41
    4,500       SNAP-ON, INC .....................................      125
    8,200     * SONIC AUTOMOTIVE, INC ............................       56
    2,400     * SONIC CORP .......................................       56
    2,200     * SOTHEBY'S HOLDINGS, INC (CLASS A) ................       51
    2,300     * SPANISH BROADCASTING SYSTEM, INC .................       12
      700       SPIEGEL, INC (CLASS A) ...........................        3
    3,000     * SPORTSLINE.COM, INC ..............................       16
    1,700       SPRING INDUSTRIES, INC (CLASS A) .................       55
    2,603     * SPX CORP .........................................      282
   16,100     * STARBUCKS CORP ...................................      712
    3,600     * STATION CASINOS, INC .............................       54
    5,900       STEELCASE, INC (CLASS A) .........................       82
      700     * STEIN MART, INC ..................................        8
      700     * STONERIDGE, INC ..................................        5
    5,400       STRIDE RITE CORP .................................       38
   10,200     * SUNBEAM CORP .....................................        3
    2,600     * SUNGLASS HUT INTERNATIONAL, INC ..................       13
    1,400       SUPERIOR INDUSTRIES INTERNATIONAL, INC ...........       44
   49,700       SYSCO CORP .......................................    1,491
    1,100     * SYSTEMAX, INC ....................................        1
    3,300       TALBOTS, INC .....................................      151
      400       TANGER FACTORY OUTLET CENTERS, INC ...............        9
   67,800       TARGET CORP ......................................    2,187
    1,980       TENNECO AUTOMOTIVE, INC ..........................        6
    1,500     * THE CHEESECAKE FACTORY, INC ......................       58
    1,200       THOR INDUSTRIES, INC .............................       24
    2,000     * THQ, INC .........................................       49
   10,500       TIFFANY & CO .....................................      332
      500     * TIMBERLAND CO (CLASS A) ..........................       33
   84,243       TIME WARNER, INC .................................    4,401
   20,400       TJX COS, INC .....................................      566
    1,207     * TOO, INC .........................................       15
    4,300     * TOPPS, INC .......................................       40
    4,400     * TOWER AUTOMOTIVE, INC ............................       40
   15,222       TRIBUNE CO .......................................      643
    9,140     * TRICON GLOBAL RESTAURANTS, INC ...................      302
    3,800       TRUE NORTH COMMUNICATIONS, INC ...................      162
    6,400       TRW, INC .........................................      248
    6,300     * U.S.A. NETWORKS, INC .............................      122
    4,300     * UNIFI, INC .......................................       38
      800     * UNIVERSAL ELECTRONICS, INC .......................       12
   11,700     * UNIVISION COMMUNICATIONS, INC (CLASS A) ..........      479
    5,700       V.F. CORP ........................................      207
      600     * VAIL RESORTS, INC ................................       14
    4,800     * VALASSIS COMMUNICATIONS, INC .....................      152
   15,100     * VENATOR GROUP, INC ...............................      234
    7,400     * VIACOM, INC (CLASS A) ............................      348
   75,016     * VIACOM, INC (CLASS B) ............................    3,507
    4,756       VISTEON CORP .....................................       55
      800       WABASH NATIONAL CORP .............................        7
  209,900       WAL-MART STORES, INC .............................   11,151
      300       WASHINGTON POST CO (CLASS B) .....................      185
    8,300       WENDY'S INTERNATIONAL, INC .......................      218
    4,100       WESTPOINT STEVENS, INC ...........................       31
    5,200     * WESTWOOD ONE, INC ................................      100
    3,700       WHIRLPOOL CORP ...................................      176
    6,400       WILEY (JOHN) & SONS, INC (CLASS A) ...............      138
    5,400     * WILLIAMS-SONOMA, INC .............................      108
    1,600     * WINK COMMUNICATIONS, INC .........................       10
    1,100       WINNEBAGO INDUSTRIES, INC ........................       19
    1,000     * WMS INDUSTRIES, INC ..............................       20
      725       WOLVERINE WORLD WIDE, INC ........................       11
      500       WOODWARD GOVERNOR CO .............................       22
       70       WPP GROUP PLC (SPON ADR) .........................        4
      900     * XM SATELLITE RADIO HOLDINGS, INC (CLASS A) .......       14
      800     * YOUNG BROADCASTING, INC (CLASS A) ................       27
    4,900     * ZALE CORP ........................................      142
    2,400     * ZOMAX, INC .......................................       11
                                                                    -------
                TOTAL CONSUMER CYCLICAL ..........................   78,871
                                                                    -------


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
CONSUMER NON-CYCLICAL--8.32%
    3,140     * 7-ELEVEN, INC ...................................  $     27
    1,800     * AGRIBRANDS INTERNATIONAL, INC ...................        96
    4,300       ALBERTO CULVER CO (CLASS B) .....................       184
   19,936       ALBERTSON'S, INC ................................       528
   14,000     * AMAZON.COM, INC .................................       218
    2,100     * AMERICAN ITALIAN PASTA CO (CLASS A) .............        56
   69,000       ANHEUSER-BUSCH COS, INC .........................     3,140
   51,335       ARCHER DANIELS MIDLAND CO .......................       770
   11,500     * AUTOZONE, INC ...................................       328
   17,300       AVON PRODUCTS, INC ..............................       828
    3,900     * BARNES & NOBLE, INC .............................       103
    3,700     * BARNESANDNOBLE.COM, INC .........................         5
   12,300     * BEST BUY CO, INC ................................       364
    4,300     * BJ'S WHOLESALE CLUB, INC ........................       165
      709       BLOCK DRUG, INC (CLASS A) .......................        37
    1,900       BLYTH, INC ......................................        46
    7,800     * BORDERS GROUP, INC ..............................        91
    3,100       BROWN FORMAN, INC (CLASS B) .....................       206
    1,000     * CADIZ, INC ......................................         9
   21,400       CAMPBELL SOUP CO ................................       741
    3,700       CARTER WALLACE, INC .............................       123
    7,400     * CASEY'S GENERAL STORES, INC .....................       111
    3,200     * CDW COMPUTER CENTERS, INC .......................        89
    5,500     * CHIQUITA BRANDS INTERNATIONAL, INC ..............         6
    2,900       CHURCH & DWIGHT CO, INC .........................        65
   13,300       CIRCUIT CITY STORES-CIRCUIT CITY GROUP ..........       153
   20,300       CLOROX CO .......................................       721
  154,700       COCA COLA CO ....................................     9,427
   23,000       COCA COLA ENTERPRISES, INC ......................       437
   43,400       COLGATE PALMOLIVE CO ............................     2,801
   44,059       CONAGRA FOODS, INC ..............................     1,146
    1,500     * CONSTELLATION BRANDS, INC (CLASS A) .............        88
    1,900       COORS (ADOLPH) CO (CLASS B) .....................       153
    2,975       CORN PRODUCTS INTERNATIONAL, INC ................        86
    2,150     * COST PLUS, INC ..................................        63
   36,400     * COSTCO WHOLESALE CORP ...........................     1,454
   29,442       CVS CORP ........................................     1,765
    2,800       DEAN FOODS CO ...................................        86
    2,000     * DEL MONTE FOODS CO ..............................        15
    8,566       DELHAIZE AMERICA, INC (CLASS B) .................       154
    2,400       DELTA & PINE LAND CO ............................        50
    6,000       DIAL CORP .......................................        66
    5,200       DOLE FOOD CO ....................................        85
    1,200       DREYERS GRAND ICE CREAM, INC ....................        39
      900     * DUANE READE, INC ................................        28
    5,816       EARTHGRAINS CO ..................................       108
       51     * EGGHEAD.COM, INC ................................         0
    5,300     * ENERGIZER HOLDINGS, INC .........................       113
    3,400       ETHAN ALLEN INTERIORS, INC ......................       114
    4,300     * ETOYS, INC ......................................         1
      200     * EXPEDIA, INC (CLASS A) ..........................         2
      900     * FACTORY 2-U STORES, INC .........................        30
      100       FARMER BROTHERS CO ..............................        21
    1,900       FASTENAL CO .....................................       104
    2,200       FLEMING COS, INC ................................        26
    7,650       FLOWERS INDUSTRIES, INC .........................       120
    4,200     * FURNITURE BRANDS INTERNATIONAL, INC .............        88
   20,314       GENERAL MILLS, INC ..............................       905
   83,378       GILLETTE CO .....................................     3,012
    1,600     * HAIN CELESTIAL GROUP, INC .......................        52
   20,750       HASBRO, INC .....................................       220
    5,100    b  HEILIG MEYERS CO ................................         0
   25,300       HEINZ (H.J.) CO .................................     1,200
       33       HERBALIFE INTERNATIONAL, INC (CLASS A) ..........         0
    2,566       HERBALIFE INTERNATIONAL, INC (CLASS B) ..........        19
    8,400       HERSHEY FOODS CORP ..............................       541
  178,050       HOME DEPOT, INC .................................     8,135
    6,000       HORMEL FOODS CORP ...............................       112
    1,700       HUGHES SUPPLY, INC ..............................        30
    5,200       IBP, INC ........................................       139
    2,400     * INSIGHT ENTERPRISES, INC ........................        43
    3,400       INTERFACE, INC (CLASS A) ........................        30
    3,800       INTERNATIONAL MULTIFOODS CORP ...................  $     77
    2,400       INTERSTATE BAKERIES CORP ........................        34
    7,000     * INTERNATIONAL FLAVORS & FRAGRANCES, INC .........       142
       50    b  JUST FOR FEET, INC. .............................         0
   15,100       KELLOGG CO ......................................       396
   66,208     * KROGER CO .......................................     1,792
    4,450       LANCASTER COLONY CORP ...........................       125
    3,600       LANCE, INC ......................................        46
    5,800       LAUDER (ESTEE) CO (CLASS A) .....................       254
      700       LONGS DRUG STORES CORP ..........................        17
   25,100       LOWE'S COS, INC .................................     1,117
   29,589       MATTEL, INC .....................................       427
    5,400       MCCORMICK & CO, INC (NON-VOTE) ..................       195
      600     * MEADE INSTRUMENTS CO ............................         4
    6,400       MILLER (HERMAN), INC ............................       184
    2,100     * MUSICLAND STORES CORP ...........................        26
    2,800     * NBTY, INC .......................................        13
    2,100     * NETWORK COMMERCE, INC ...........................         2
   17,500       NEWELL RUBBERMAID, INC ..........................       398
    4,500     * NU SKIN ENTERPRISES, INC (CLASS A) ..............        24
   33,400     * OFFICE DEPOT, INC ...............................       238
    8,050     * OFFICEMAX, INC ..................................        23
    2,400       ONEIDA LTD ......................................        45
    4,000     * ONVIA.COM, INC ..................................         3
      600     * PARTY CITY CORP .................................         2
      400     * PC CONNECTION, INC ..............................         4
    2,500       PEP BOYS MANNY, MOE, & JACK CO ..................         9
    6,800       PEPSI BOTTLING GROUP, INC .......................       272
  110,800       PEPSICO, INC ....................................     5,492
   13,600     * PERRIGO CO ......................................       113
    4,500     * PETSMART, INC ...................................        13
  173,600       PHILIP MORRIS COS, INC ..........................     7,638
      600       PILGRIM'S PRIDE CORP (CLASS B) ..................         5
    1,900     * PLAYTEX PRODUCTS, INC ...........................        18
    4,500     * PRICELINE.COM, INC ..............................         6
  101,700       PROCTER & GAMBLE CO .............................     7,977
    9,400       QUAKER OATS CO ..................................       915
   15,500       RADIOSHACK CORP .................................       664
    1,200     * RALCORP HOLDINGS, INC ...........................        20
   21,400       RALSTON PURINA CO ...............................       559
    1,500     * REVLON, INC (CLASS A) ...........................         7
   18,320     * RITE AID CORP ...................................        44
    7,500       RJR REYNOLDS TOBACCO HOLDINGS, INC ..............       366
    1,600     * ROBERT MONDAVI CORP (CLASS A) ...................        87
    2,200       RUDDICK CORP ....................................        25
    1,500       RUSS BERRIE & CO, INC ...........................        32
   36,004     * SAFEWAY, INC ....................................     2,250
   67,300       SARA LEE CORP ...................................     1,653
      340       SCHWEITZER-MAUDUIT INTERNATIONAL, INC ...........         7
    1,400     * SCIQUEST.COM, INC ...............................         2
    5,800       SENSIENT TECHNOLOGIES CORP ......................       132
    1,850       SLI, INC ........................................        12
    2,700     * SMITHFIELD FOODS, INC ...........................        82
      200       SMUCKER (J.M) CO ................................         6
    2,200     * STAMPS.COM, INC .................................         6
   31,262     * STAPLES, INC ....................................       369
    1,000       STEPAN CO .......................................        24
    2,700     * SUIZA FOODS CORP ................................       130
   10,806       SUPERVALU, INC ..................................       150
      500       THOMAS INDUSTRIES, INC ..........................        12
    2,400     * TICKETMASTER ONLINE-CITYSEARCH, INC (CLASS B) ...        20
    2,630       TOOTSIE ROLL INDUSTRIES, INC ....................       121
   20,087     * TOYS `R' US, INC ................................       335
    2,550     * TRANS WORLD ENTERTAINMENT CORP ..................        23
    4,700       TUPPERWARE CORP .................................        96
    1,000     * TWEETER HOME ENTERTAINMENT GROUP, INC ...........        12
   14,000       TYSON FOODS, INC (CLASS A) ......................       179
    1,100       UNIVERSAL CORP ..................................        39
   10,700       UST, INC ........................................       300
    2,900     * VALUEVISION INTERNATIONAL, INC (CLASS A) ........        37
      200     * VLASIC FOODS INTERNATIONAL, INC .................         0
   77,300       WALGREEN CO .....................................     3,232
    1,900       WEIS MARKETS, INC ...............................        73
    7,700       WHITMAN CORP ....................................       126
    2,000     * WHOLE FOODS MARKET, INC .........................       122
    4,550     * WILD OATS MARKETS, INC ..........................        19
    4,500       WINN DIXIE STORES, INC ..........................        87
    7,101       WRIGLEY (WM) JR CO ..............................       680
                                                                    -------
                TOTAL CONSUMER NON-CYCLICAL .....................    82,504
                                                                    -------


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
ENERGY--5.20%
    6,900       AMERADA HESS CORP ...............................  $    504
   20,213       ANADARKO PETROLEUM CORP .........................     1,437
    9,800       APACHE CORP .....................................       687
    3,800       ASHLAND, INC ....................................       136
    1,400     * ATWOOD OCEANICS, INC ............................        61
   22,415       BAKER HUGHES, INC ...............................       932
    2,100     * BARNETT RESOURCES CORP ..........................       119
      700     * BASIN EXPLORATION, INC ..........................        18
    1,200     * BELCO OIL & GAS CORP ............................        15
    5,500     * BJ SERVICES CO ..................................       379
    1,700     * BROWN (TOM), INC ................................        56
   18,049       BURLINGTON RESOURCES, INC .......................       911
    1,100       CABOT OIL & GAS CORP (CLASS A) ..................        34
    1,400     * CAL DIVE INTERNATIONAL, INC .....................        37
      100       CARBO CERAMICS, INC .............................         4
    7,100     * CHESAPEAKE ENERGY CORP ..........................        72
   49,700       CHEVRON CORP ....................................     4,197
   50,652       CONOCO, INC (CLASS B) ...........................     1,466
    1,100     * CONTOUR ENERGY CO ...............................         1
    3,100     * COOPER CAMERON CORP .............................       205
    4,387       CROSS TIMBERS OIL CO ............................       122
    7,587       DEVON ENERGY CORP (NEW) .........................       463
    3,200       DIAMOND OFFSHORE DRILLING, INC ..................       128
      700     * DRIL-QUIP, INC ..................................        24
    2,449     * EEX CORP ........................................        12
   12,800       ENSCO INTERNATIONAL, INC ........................       436
    9,400       EOG RESOURCES, INC ..............................       514
  268,457       EXXON MOBIL CORP ................................    23,339
    2,013     * FOREST OIL CORP .................................        74
       14     * FOREST OIL CORP WTS 02/15/04 ....................         0
       14     * FOREST OIL CORP WTS 02/15/05 ....................         0
    2,866     * FRIEDE GOLDMAN HALTER, INC ......................        10
    4,800     * GLOBAL INDUSTRIES LTD ...........................        66
   10,300     * GLOBAL MARINE, INC ..............................       292
    6,700     * GRANT PRIDECO, INC ..............................       147
   18,700     * GREY WOLF, INC ..................................       110
   32,132       HALLIBURTON CO ..................................     1,165
    4,000     * HANOVER COMPRESSOR CO ...........................       178
    2,200       HELMERICH & PAYNE, INC ..........................        97
    2,000     * HORIZON OFFSHORE, INC ...........................        40
      500     * HOUSTON EXPLORATION CO ..........................        19
    2,100     * HS RESOURCES, INC ...............................        89
    3,100     * INPUT/OUTPUT, INC ...............................        32
    8,347       KERR-MCGEE CORP .................................       559
   11,000     * KEY ENERGY SERVICES, INC ........................       115
    1,000     * LOUIS DREYFUS NATURAL GAS CORP ..................        46
    7,200     * MARINE DRILLING COS, INC ........................       193
    1,300     * MAVERICK TUBE CORP ..............................        29
    1,263     * MCMORAN EXPLORATION CO ..........................        17
    1,200       MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ....        74
    4,700       MURPHY OIL CORP .................................       284
   11,300     * NABORS INDUSTRIES, INC ..........................       668
    2,900     * NATIONAL-OILWELL, INC ...........................       112
    2,200     * NEWFIELD EXPLORATION CO .........................       104
    5,800       NOBLE AFFILIATES, INC ...........................       267
    9,000     * NOBLE DRILLING CORP .............................       391
    1,400     * NUEVO ENERGY CO .................................        24
   31,300       OCCIDENTAL PETROLEUM CORP .......................       759
   16,900     * OCEAN ENERGY, INC (NEW) .........................       294
    2,100     * OCEANEERING INTERNATIONAL, INC ..................        41
   11,800     * PARKER DRILLING CO ..............................        60
    3,700     * PATTERSON ENERGY, INC ...........................       138
    3,900       PENNZOIL-QUAKER STATE CO ........................        50
   15,200       PHILLIPS PETROLEUM CO ...........................       865
    6,500     * PIONEER NATURAL RESOURCES CO ....................       128
    1,200     * PLAINS RESOURCES, INC ...........................        25
    2,100       POGO PRODUCING CO ...............................        65
    7,900     * PRIDE INTERNATIONAL, INC ........................       195
      450     * PRIMA ENERGY CORP ...............................        16
    2,600     * PURE RESOURCES, INC .............................        53
   17,900     * R & B FALCON CORP ...............................       411
    8,900     * ROWAN COS, INC ..................................       240
      700       RPC, INC ........................................  $     10
       16       SCHLUMBERGER LTD ................................         1
    1,200     * SEACOR SMIT, INC ................................        63
    2,600     * SEITEL, INC .....................................        48
    4,900     * SMITH INTERNATIONAL, INC ........................       365
    1,900       ST. MARY LAND & EXPLORATION CO ..................        63
      900     * STONE ENERGY CORP ...............................        58
    8,700       SUNOCO, INC .....................................       293
    3,300     * SUPERIOR ENERGY SERVICES, INC ...................        38
      600     * SWIFT ENERGY CO .................................        23
      600     * TESORO PETROLEUM CORP ...........................         7
   41,316       TEXACO, INC .....................................     2,567
    2,700       TIDEWATER, INC ..................................       120
    9,048       TOSCO CORP ......................................       307
      486     * TOTAL FINA WTS 08/05/03 .........................        15
       13     * TRANSTEXAS GAS CORP (CLASS A) ...................         0
    1,700     * TRICO MARINE SERVICES, INC ......................        26
    7,826       ULTRAMAR DIAMOND SHAMROCK CORP ..................       242
      800     * UNIT CORP .......................................        15
      500     * UNIVERSAL COMPRESSION HOLDINGS, INC .............        19
   20,616       UNOCAL CORP .....................................       798
   26,600       USX-MARATHON GROUP, INC .........................       738
    1,800     * UTI ENERGY CORP .................................        59
    6,000       VALERO ENERGY CORP ..............................       223
    1,700     * VARCO INTERNATIONAL, INC (NEW) ..................        37
    2,500     * VERITAS DGC, INC ................................        81
    1,900       VINTAGE PETROLEUM, INC ..........................        41
    9,930     * WEATHERFORD INTERNATIONAL, INC ..................       469
                                                                    -------
                TOTAL ENERGY ....................................    51,577
                                                                    -------

FINANCIAL SERVICES--18.25%
      400       21ST CENTURY INSURANCE GROUP ....................         6
    2,325       ADVANTA CORP (CLASS A) ..........................        20
    2,700     * AFFILIATED MANAGERS GROUP, INC ..................       148
   21,500       AFLAC, INC ......................................     1,552
      700       ALEXANDRIA REAL ESTATE EQUITIES, INC ............        26
    2,100       ALFA CORP .......................................        39
      622       ALLEGHANY CORP (DELAWARE) .......................       128
    5,200       ALLIED CAPITAL CORP .............................       109
    3,400       ALLMERICA FINANCIAL CORP ........................       247
   58,156       ALLSTATE CORP ...................................     2,533
    3,900       AMB PROPERTY CORP ...............................       101
    6,450       AMBAC FINANCIAL GROUP, INC ......................       376
    4,700       AMCORE FINANCIAL, INC ...........................        97
    1,500       AMERICAN CAPITAL STRATEGIES LTD .................        38
  102,700       AMERICAN EXPRESS CO .............................     5,642
    2,800       AMERICAN FINANCIAL GROUP, INC ...................        74
      400       AMERICAN FINANCIAL HOLDINGS, INC ................         8
   18,840       AMERICAN GENERAL CORP ...........................     1,535
    1,300       AMERICAN INDUSTRIAL PROPERTIES REIT .............        16
  155,241       AMERICAN INTERNATIONAL GROUP, INC ...............    15,301
      500       AMERICAN NATIONAL INSURANCE CO ..................        37
    9,500     * AMERITRADE HOLDINGS CORP (CLASS A) ..............        67
    1,800       AMLI RESIDENTIAL PROPERTIES TRUST ...............        44
   26,453       AMSOUTH BANCORPORATION ..........................       403
    3,237     * ANC RENTAL CORP .................................        11
   16,775       AON CORP ........................................       575
    5,145       APARTMENT INVESTMENT &
                  MANAGEMENT CO (CLASS A) .......................       257
      300     * ARCH CAPITAL GROUP LTD ..........................         5
    6,600       ARCHSTONE COMMUNITIES TRUST .....................       170
    7,400       ARDEN REALTY GROUP, INC .........................       186
    1,300       ARGONAUT GROUP, INC .............................        27
    8,154       ASSOCIATED BANC-CORP ............................       248
    6,800     * ASSOCIATES FIRST CAP. RESIDUAL VALUE ............         0
    4,645       ASTORIA FINANCIAL CORP ..........................       252
   25,900     * AUTONATION, INC .................................       155
    3,700       AVALONBAY COMMUNITIES, INC ......................       185
    1,900       BALDWIN & LYONS, INC (CLASS B) ..................        44
      600       BANCFIRST CORP ..................................        24
    7,500       BANCORPSOUTH, INC ...............................        91
    8,400       BANCWEST CORP ...................................       219
  127,495       BANK OF AMERICA CORP ............................     5,849
   58,300       BANK OF NEW YORK CO, INC ........................     3,217
   91,333       BANK ONE CORP ...................................     3,345
    2,800       BANK UNITED CORP (CLASS A) ......................       191
   11,278       BANKNORTH GROUP, INC ............................       225


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
FINANCIAL SERVICES--(CONTINUED)
    3,300       BAY VIEW CAPITAL CORP ...........................  $     21
   32,269       BB&T CORP .......................................     1,204
    9,712       BEAR STEARNS COS, INC ...........................       492
    3,900       BEDFORD PROPERTY INVESTORS, INC .................        79
      850       BERKLEY (W.R.) CORP .............................        40
    1,300     * BLACKROCK, INC ..................................        55
      300       BLANCH (E.W.) HOLDINGS, INC .....................         5
    4,100       BOSTON PROPERTIES, INC ..........................       178
    3,400       BOYKIN LODGING CO ...............................        29
    3,600       BRANDYWINE REALTY TRUST .........................        74
    1,300       BRE PROPERTIES, INC (CLASS A) ...................        41
      900       BROOKLINE BANCORP, INC ..........................        10
    1,000       BROWN & BROWN, INC ..............................        35
    1,000       BSB BANCORP, INC ................................        13
    2,400       BURNHAM PACIFIC PROPERTIES, INC .................        11
    6,200       CAMDEN PROPERTY TRUST ...........................       208
    3,400       CAPITAL AUTOMOTIVE REIT .........................        47
   14,800       CAPITAL ONE FINANCIAL CORP ......................       974
    2,600       CAPITOL FEDERAL FINANCIAL .......................        44
    1,200       CAPSTEAD MORTGAGE CORP ..........................        13
    7,400       CARRAMERICA REALTY CORP .........................       232
      400       CASH AMERICA INTERNATIONAL, INC .................         2
    5,500     * CATELLUS DEVELOPMENT CORP .......................        96
      800       CATHAY BANCORP, INC .............................        47
    2,300     * CB RICHARD ELLIS SERVICES GROUP, INC ............        34
    1,840       CBL & ASSOCIATES PROPERTIES, INC ................        47
    2,700     * CCC INFORMATION SERVICES GROUP, INC .............        17
       33       CENTENNIAL BANCORP ..............................         0
      300       CENTERPOINT PROPERTIES CORP .....................        14
    2,100       CENTURA BANKS, INC ..............................       101
    2,500       CHARTER MUNICIPAL MORTGAGE
                  ACCEPTANCE CO .................................        34
   14,407       CHARTER ONE FINANCIAL, INC ......................       416
    1,800       CHATEAU COMMUNITIES, INC ........................        55
    1,400       CHELSEA PROPERTY GROUP, INC .....................        52
      525       CHEMICAL FINANCIAL CORP .........................        12
    2,400       CHITTENDEN CORP .................................        73
    2,730     * CHOICEPOINT, INC ................................       179
   14,394       CHUBB CORP ......................................     1,245
   11,588       CINCINNATI FINANCIAL CORP .......................       458
   13,800       CIT GROUP, INC (CLASS A) ........................       278
  389,687       CITIGROUP, INC ..................................    19,898
    2,521       CITIZENS BANKING CORP (MICHIGAN) ................        73
       88       CITY HOLDINGS CO ................................         1
    4,700       CITY NATIONAL CORP ..............................       182
    1,900     * CNA FINANCIAL CORP ..............................        74
    1,300     * COAST FEDERAL LITIGATION CONTINGENT RTS .........         2
    6,000       COLONIAL BANCGROUP, INC .........................        65
    4,200       COLONIAL PROPERTIES TRUST .......................       109
   14,800       COMDISCO, INC ...................................       169
   11,000       COMERICA, INC ...................................       653
    1,812       COMMERCE BANCORP, INC ...........................       124
    6,655       COMMERCE BANCSHARES, INC ........................       283
    2,850       COMMERCIAL FEDERAL CORP .........................        55
    2,270       COMMERCIAL NET LEASE REALTY, INC ................        23
    6,800       COMMUNITY FIRST BANKSHARES, INC .................       128
       94       COMMUNITY TRUST BANCORP, INC ....................         1
    8,550       COMPASS BANCSHARES, INC .........................       204
      900     * COMPUCREDIT CORP ................................        16
   22,613       CONSECO, INC ....................................       298
    1,900  (b)* CONTIFINANCIAL CORP .............................         0
    2,300       CORNERSTONE REALTY INCOME TRUST, INC ............        24
    6,800     * CORRECTIONS CORP OF AMERICA .....................         2
      400       CORUS BANKSHARES, INC ...........................        20
    7,849       COUNTRYWIDE CREDIT INDUSTRIES, INC ..............       394
    5,649       COUSINS PROPERTIES, INC .........................       158
    1,500       CRAWFORD & CO (CLASS B) .........................        17
    1,100     * CREDIT ACCEPTANCE CORP ..........................         7
    7,100       CRESCENT REAL ESTATE EQUITIES CO ................       158
      400     * CRESECENT OPERATING, INC ........................         0
    1,900     * CRESTLINE CAPITAL CORP ..........................        49
    2,700     * CSK AUTO CORP ...................................        10
    5,700       CULLEN FROST BANKERS, INC .......................  $    238
      600       DAIN RAUSCHER CORP ..............................        57
      800       DEVELOPERS DIVERSIFIED REALTY CORP ..............        11
   11,800       DIME BANCORP, INC ...............................       349
    2,000       DIME COMMUNITY BANCSHARES .......................        51
    1,400     * DLJ DIRECT, INC .................................         5
    1,300       DORAL FINANCIAL CORP ............................        31
    1,530       DOWNEY FINANCIAL CORP ...........................        84
    7,062       DUKE-WEEKS REALTY CORP ..........................       174
   15,685     * E TRADE GROUP, INC ..............................       116
      500       EAST WEST BANCORP, INC ..........................        12
    2,900       EASTGROUP PROPERTIES, INC .......................        65
    6,000       EATON VANCE CORP ................................       194
    5,150       EDWARDS (A.G.), INC .............................       244
    1,800       ENHANCE FINANCIAL SERVICES GROUP, INC ...........        28
    2,900       ENTERTAINMENT PROPERTIES TRUST ..................        32
   23,143       EQUITY OFFICE PROPERTIES TRUST ..................       755
    9,778       EQUITY RESIDENTIAL PROPERTIES TRUST CO ..........       541
    2,000       ERIE INDEMNITY CO (CLASS A) .....................        60
      200       ESSEX PROPERTY TRUST, INC .......................        11
    1,800       F & M NATIONAL CORP .............................        47
      600       FARMERS CAPITAL BANK CORP .......................        17
    1,581       FBL FINANCIAL GROUP, INC (CLASS A) ..............        28
    4,900       FEDERAL REALTY INVESTMENT TRUST .................        93
    9,000       FEDERATED INVESTORS, INC (CLASS B) ..............       262
   54,700       FGLMC ...........................................     3,767
    3,224       FIDELITY NATIONAL FINANCIAL, INC ................       119
   29,171       FIFTH THIRD BANCORP .............................     1,743
    1,300     * FINANCIAL FEDERAL CORP ..........................        31
    4,716       FINOVA GROUP, INC ...............................         4
    3,000       FIRST AMERICAN CORP .............................        99
      300       FIRST BANCORP (PUERTO RICO) .....................         7
    2,300       FIRST CHARTER CORP ..............................        34
      100       FIRST CITIZENS BANCSHARES, INC (CLASS A) ........         8
    2,900       FIRST COMMONWEALTH FINANCIAL CORP ...............        29
    2,411       FIRST FINANCIAL BANCORP .........................        41
    1,500       FIRST INDIANA CORP ..............................        35
      800       FIRST MIDWEST BANCORP, INC ......................        23
      400       FIRST SENTINEL BANCORP, INC .....................         5
    8,200       FIRST TENNESSEE NATIONAL CORP ...................       237
   76,043       FIRST UNION CORP ................................     2,115
    3,300       FIRST VIRGINIA BANKS, INC .......................       158
      600       FIRST WASHINGTON REALTY TRUST, INC ..............        15
   76,429       FIRSTAR CORP ....................................     1,777
    1,200     * FIRSTFED FINANCIAL CORP .........................        39
    4,700       FIRSTMERIT CORP .................................       126
    4,500     * FIRSTPLUS FINANCIAL GROUP, INC ..................         0
   69,589       FLEETBOSTON FINANCIAL CORP ......................     2,614
   78,900       FNMA ............................................     6,845
    1,386       FRANCHISE FINANCE CORP OF AMERICA ...............        32
   12,300       FRANKLIN RESOURCES, INC .........................       469
    1,700       FREMONT GENERAL CORP ............................         5
    2,300     * FRIEDMAN, BILLINGS,
                  RAMSEY GROUP, INC (CLASS A) ...................        15
    1,600       FRONTIER FINANCIAL CORP .........................        40
    1,764     * FRONTLINE CAPITAL GROUP, INC ....................        23
    8,853       FULTON FINANCIAL CORP ...........................       204
    2,800       GALLAGHER (ARTHUR J.) & CO ......................       178
    4,603     * GARTNER GROUP, INC (CLASS A) ....................        32
    2,624     * GARTNER GROUP, INC (CLASS B) ....................        17
      800       GBC BANCORP .....................................        31
    1,900       GENERAL GROWTH PROPERTIES, INC ..................        69
    2,200       GLENBOROUGH REALTY TRUST, INC ...................        38
    2,300       GLIMCHER REALTY TRUST ...........................        29
    4,800       GOLDEN STATE BANCORP, INC .......................       151
    3,400     * GOLDEN STATE BANCORP, INC 01/27/02 WTS ..........         4
    9,000       GOLDEN WEST FINANCIAL CORP ......................       608
    2,600       GREAT AMERICAN FINANCIAL RESOURCES, INC .........        50
    2,600       GREAT LAKES REIT, INC ...........................        45
    2,100       GREATER BAY BANCORP .............................        86
    7,300       GREENPOINT FINANCIAL CORP .......................       299
    1,000       HANCOCK HOLDINGS CO .............................        38
      700       HARLEYSVILLE GROUP, INC .........................        20
   16,800       HARTFORD FINANCIAL SERVICES GROUP, INC ..........     1,187
    2,200       HCC INSURANCE HOLDINGS, INC .....................        59
    2,300       HEALTH CARE PROPERTY INVESTORS, INC .............        69
    2,070       HEALTH CARE REIT, INC ...........................        34


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
FINANCIAL SERVICES--(CONTINUED)
    3,000       HEALTHCARE REALTY TRUST, INC ....................  $     64
    2,719       HELLER FINANCIAL, INC (CLASS A) .................        83
   14,672       HIBERNIA CORP (CLASS A) .........................       187
    2,500       HIGHWOODS PROPERTIES, INC .......................        62
      900       HILB, ROGAL & HAMILTON CO .......................        36
      400       HOME PROPERTIES OF NEW YORK, INC ................        11
    5,308     * HOMEFED CORP ....................................         5
    5,800       HOOPER HOLMES, INC ..............................        64
    2,300       HORACE MANN EDUCATORS CORP ......................        49
    1,200       HOSPITALITY PROPERTIES TRUST ....................        27
   12,249       HOST MARRIOTT CORP (NEW) ........................       158
   35,948       HOUSEHOLD INTERNATIONAL, INC ....................     1,977
   10,000       HRPT PROPERTIES TRUST ...........................        76
    1,300       HUDSON CITY BANCORP, INC ........................        26
    7,253       HUDSON UNITED BANCORP ...........................       152
   17,735       HUNTINGTON BANCSHARES, INC ......................       287
    1,000     * IMC MORTGAGE CO .................................         0
    4,687       IMPERIAL BANCORP ................................       123
    8,900       INDEPENDENCE COMMUNITY BANK CORP ................       142
      162       INDEPENDENT BANK CORP ...........................         2
    6,212     * INDYMAC BANCORP, INC ............................       183
    5,100       INNKEEPERS U.S.A. TRUST .........................        56
    1,033     * INSIGNIA FINANCIAL GROUP, INC ...................        12
      350       INTERNATIONAL BANCSHARES CORP ...................        12
       65     * INTERSTATE HOTELS CORP ..........................         0
    2,059     * INVESTMENT TECHNOLOGY GROUP, INC ................        86
    2,200       INVESTORS FINANCIAL SERVICES CORP ...............       189
    1,800       IRT PROPERTY CO .................................        15
      500       IRWIN FINANCIAL CORP ............................        11
    9,678       ISTAR FINANCIAL, INC ............................       191
    1,600     * ITT EDUCATIONAL SERVICES, INC ...................        35
    4,100       JDN REALTY CORP .................................        43
    1,800       JEFFERIES GROUP, INC (NEW) ......................        56
    8,950       JEFFERSON-PILOT CORP ............................       669
    9,700       JOHN HANCOCK FINANCIAL SERVICES, INC ............       365
      200       JOHN NUVEEN CO (CLASS A) ........................        12
    1,400     * JONES LANG LA SALLE .............................        19
  112,810       JP MORGAN CHASE & CO ............................     6,699
      900       JP REALTY, INC ..................................        14
    1,000       KANSAS CITY LIFE INSURANCE CO ...................        35
   35,460       KEYCORP .........................................       993
    4,500       KILROY REALTY CORP ..............................       126
    2,000       KIMCO REALTY CORP ...............................        88
    7,100     * KNIGHT TRADING GROUP, INC .......................        99
    2,000       KOGER EQUITY, INC ...............................        31
    2,800     * LABRANCHE & CO, INC .............................        86
      900   b * LEASING SOLUTIONS, INC ..........................         0
    3,900       LEGG MASON, INC .................................       213
   19,800       LEHMAN BROTHERS HOLDINGS, INC ...................     1,339
    4,900       LEUCADIA NATIONAL CORP ..........................       174
      600       LIBERTY CORP ....................................        24
    1,000       LIBERTY FINANCIAL COS, INC ......................        45
   13,900       LINCOLN NATIONAL CORP ...........................       658
      300       LNR PROPERTY CORP ...............................         7
      100     * LTC HEALTHCARE, INC .............................         0
    6,364       M & T BANK CORP .................................       433
    1,600       MACERICH CO .....................................        31
    4,600       MACK-CALI REALTY CORP ...........................       131
    1,075       MAF BANCORP, INC ................................        31
      100     * MARKEL CORP .....................................        18
   20,700       MARSH & MCLENNAN COS, INC .......................     2,422
    7,759       MARSHALL & ILSLEY CORP ..........................       394
    7,241       MBIA, INC .......................................       537
   56,755       MBNA CORP .......................................     2,096
      100       MEDICAL ASSURANCE, INC ..........................         2
    5,099     * MEDITRUST CORP PAIRED ...........................        13
   36,800       MELLON FINANCIAL CORP ...........................     1,810
    3,855       MERCANTILE BANKSHARES CORP ......................       166
      600       MERCHANTS NEW YORK BANCORP, INC .................        15
      900       MERCURY GENERAL CORP ............................        39
    3,800       MERISTAR HOSPITALITY CORP .......................        75
   61,900       MERRILL LYNCH & CO, INC .........................     4,221
       85     * MERRY LAND PROPERTIES, INC ......................  $      0
   23,800       METROPOLITAN LIFE INSURANCE CO ..................       833
       19     * MFN FINANCIAL CORP ..............................         0
       22     * MFN FINANCIAL CORP WTS SERIES A 03/23/02 ........         0
       22     * MFN FINANCIAL CORP WTS SERIES B 03/23/03 ........         0
       22     * MFN FINANCIAL CORP WTS SERIES C 03/23/04 ........         0
    7,600       MGIC INVESTMENT CORP ............................       513
    1,300       MID-AMERICA APARTMENT COMMUNITIES, INC ..........        29
    1,200       MILLS CORP ......................................        20
    2,100       MONY GROUP, INC .................................       104
    1,600       MORGAN KEEGAN, INC ..............................        42
   87,510       MORGAN STANLEY DEAN WITTER & CO .................     6,935
   49,424       NATIONAL CITY CORP ..............................     1,421
   17,210       NATIONAL COMMERCE BANCORP .......................       426
    2,200       NATIONAL HEALTH INVESTORS, INC ..................        16
      100     * NATIONAL WESTERN LIFE INSURANCE CO ..............        10
    1,400       NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ....        67
    2,100       NATIONWIDE HEALTH PROPERTIES, INC ...............        27
    1,100     * NETBANK, INC ....................................         7
    2,400       NEUBERGER BERMAN, INC ...........................       195
    5,831       NEW PLAN EXCEL REALTY TRUST .....................        77
    2,600     * NEXTCARD, INC ...................................        21
   10,248       NORTH FORK BANCORP, INC .........................       252
   15,700       NORTHERN TRUST CORP .............................     1,281
      350       NY COMMUNITY BANCORP ............................        13
    2,100       OCEANFIRST FINANCIAL CORP .......................        52
    2,900       OHIO CASUALTY CORP ..............................        29
    9,628       OLD KENT FINANCIAL CORP .........................       421
    2,780       OLD NATIONAL BANCORP ............................        83
   11,300       OLD REPUBLIC INTERNATIONAL CORP .................       362
    1,100       PACIFIC CAPITAL BANCORP .........................        31
    9,400       PACIFIC CENTURY FINANCIAL CORP ..................       166
    2,700       PACIFIC GULF PROPERTIES, INC ....................        17
      250       PACIFIC NORTHWEST BANCORP .......................         3
    1,902       PAN PACIFIC RETAIL PROPERTIES, INC ..............        42
      945       PARK NATIONAL CORP ..............................        85
      800       PARKWAY PROPERTIES, INC .........................        24
    1,800       PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .......        34
    2,700       PFF BANCORP, INC ................................        56
      800     * PHILADELPHIA CONSOLIDATED HOLDINGS CORP .........        25
    2,700       PHOENIX INVESTMENT PARTNERS LTD .................        42
    1,000       PMA CAPITAL CORP (CLASS A) ......................        17
    1,600       PMI GROUP, INC ..................................       108
   21,650       PNC FINANCIAL SERVICES GROUP, INC ...............     1,582
   10,476       POPULAR, INC ....................................       276
    1,701       POST PROPERTIES, INC ............................        64
    5,400       PRENTISS PROPERTIES TRUST .......................       145
      900       PRESIDENTIAL LIFE CORP ..........................        13
      700       PRIME GROUP REALTY TRUST ........................        10
       20     * PROFESSIONALS GROUP, INC ........................         0
    4,800       PROGRESSIVE CORP ................................       497
    4,410       PROLOGIS TRUST ..................................        98
    1,050       PROMISTAR FINANCIAL CORP ........................        18
    2,500       PROTECTIVE LIFE CORP ............................        81
      820       PROVIDENT BANKSHARES CORP .......................        17
    3,500       PROVIDENT FINANCIAL GROUP, INC ..................       131
   21,500       PROVIDIAN FINANCIAL CORP ........................     1,236
    1,700       PS BUSINESS PARKS, INC ..........................        47
    6,100       PUBLIC STORAGE, INC .............................       148
    2,026       RADIAN GROUP, INC ...............................       152
    3,850       RAYMOND JAMES FINANCIAL CORP ....................       134
    2,300       REALTY INCOME CORP ..............................        57
    5,200       RECKSON ASSOCIATES REALTY CORP ..................       130
    2,300       REGENCY REALTY CORP .............................        54
   15,459       REGIONS FINANCIAL CORP ..........................       422
    3,025       REINSURANCE GROUP OF AMERICA, INC ...............       107
    6,294       REPUBLIC BANCORP, INC ...........................        68
    1,300       REPUBLIC SECURITY FINANCIAL CORP ................         9
    5,100       RFS HOTEL INVESTORS, INC ........................        67
    2,100       RICHMOND COUNTY FINANCIAL CORP ..................        55
    1,500       RIGGS NATIONAL CORP .............................        21
      600       RLI CORP ........................................        27
    5,600       ROSLYN BANCORP, INC .............................       153
      900       S & T BANCORP, INC ..............................        19
    8,600       SAFECO CORP .....................................       283
      800       SANDY SPRING BANCORP, INC .......................        18


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
FINANCIAL SERVICES--(CONTINUED)
   82,052       SCHWAB (CHARLES) CORP ...........................  $  2,328
    2,100       SCPIE HOLDINGS, INC .............................        50
    2,200     * SECURITY CAPITAL GROUP, INC (CLASS B) ...........        44
    3,500       SEI INVESTMENTS CO ..............................       392
    4,200       SELECTIVE INSURANCE GROUP, INC ..................       102
      450       SENIOR HOUSING PROPERTIES TRUST .................         4
    5,300     * SILICON VALLEY BANCSHARES .......................       183
    8,000       SIMON PROPERTY GROUP, INC .......................       192
   10,397       SKY FINANCIAL GROUP, INC ........................       174
    1,600       SL GREEN REALTY CORP ............................        45
    2,000       SOUTH FINANCIAL GROUP, INC ......................        27
   11,450       SOUTHTRUST CORP .................................       466
    1,500     * SOUTHWEST BANCORP OF TEXAS, INC .................        64
    1,309       SOUTHWEST SECURITIES GROUP, INC .................        34
   10,260       SOVEREIGN BANCORP, INC ..........................        83
    1,400       SOVRAN SELF STORAGE, INC ........................        28
    4,500       SPIEKER PROPERTIES, INC .........................       226
   17,922       ST. PAUL COS, INC ...............................       973
    2,400       STANCORP FINANCIAL GROUP, INC ...................       115
   13,293       STARWOOD HOTELS & RESORTS WORLDWIDE, INC ........       469
    2,200       STATE AUTO FINANCIAL CORP .......................        39
   12,100       STATE STREET CORP ...............................     1,503
    4,100       STATEN ISLAND BANCORP, INC ......................        88
    1,300       STERLING BANCSHARES, INC ........................        26
       25       STERLING FINANCIAL CORP .........................         0
    2,000     * STEWART INFORMATION SERVICES CORP ...............        44
   16,100       STILWELL FINANCIAL, INC .........................       635
    2,700       STORAGE U.S.A., INC .............................        86
   15,867       SUMMIT BANCORP ..................................       606
      765       SUMMIT PROPERTIES, INC ..........................        20
    1,000       SUN COMMUNITIES, INC ............................        34
    1,500   b * SUNTERRA CORP ...................................         0
   20,962       SUNTRUST BANKS, INC .............................     1,321
    6,350       SUSQUEHANNA BANCSHARES, INC .....................       105
   18,200       SYNOVUS FINANCIAL CORP ..........................       490
    4,700     * SYNTROLEUM CORP .................................        80
    8,100       T ROWE PRICE GROUP, INC .........................       342
    2,400       TAUBMAN CENTERS, INC ............................        26
    5,000       TCF FINANCIAL CORP ..............................       223
    2,000     * TD WATERHOUSE GROUP .............................        27
    2,750       TEXAS REGIONAL BANCSHARES, INC (CLASS A) ........        89
   13,600       THE GOLDMAN SACHS GROUP, INC ....................     1,454
   10,600       TORCHMARK CORP ..................................       407
    2,500       TOWN & COUNTRY TRUST ............................        48
    1,200     * TRAMMELL CROW CO ................................        16
      700       TRANSATLANTIC HOLDINGS, INC .....................        74
    3,800     * TRIAD GUARANTY, INC .............................       126
    2,400       TRUST CO OF NEW JERSEY ..........................        30
    2,050       TRUSTCO BANK CORP (NEW YORK) ....................        25
    7,600       TRUSTMARK CORP ..................................       160
    1,200       TUCKER ANTHONY SUTRO CORP .......................        29
   56,436       U.S. BANCORP ....................................     1,647
    2,100     * UICI ............................................        12
    2,750       UMB FINANCIAL CORP ..............................       103
   12,350       UNION PLANTERS CORP .............................       442
    4,469       UNIONBANCAL CORP ................................       108
      800       UNITED BANKSHARES, INC ..........................        17
    2,200   b * UNITED COS FINANCIAL CORP .......................         0
   11,126       UNITED DOMINION REALTY TRUST, INC ...............       120
    4,070     * UNITED RENTALS, INC .............................        55
    6,000     * UNITEDGLOBALCOM, INC (CLASS A) ..................        82
    2,400       UNITRIN, INC ....................................        98
   14,793       UNUMPROVIDENT CORP ..............................       398
   13,750       USA EDUCATION, INC ..............................       935
      800       VALHI, INC ......................................         9
    6,868       VALLEY NATIONAL BANCORP .........................       229
    4,800       VORNADO REALTY TRUST ............................       184
      900       W HOLDING CO, INC ...............................        10
   16,936       WACHOVIA CORP ...................................       984
    6,400       WADDELL & REED FINANCIAL, INC (CLASS A) .........       241
       85       WADDELL & REED FINANCIAL, INC (CLASS B) .........         3
    8,942       WASHINGTON FEDERAL, INC .........................       254
   43,022       WASHINGTON MUTUAL, INC ..........................  $  2,283
    5,600       WASHINGTON REAL ESTATE INVESTMENT TRUST .........       132
       20     * WAYPOINT FINANCIAL CORP .........................         0
    5,100       WEBSTER FINANCIAL CORP ..........................       144
    3,400       WEINGARTEN REALTY INVESTORS, INC ................       149
  133,432       WELLS FARGO CO ..................................     7,430
    1,000       WESBANCO, INC ...................................        24
      220       WESCO FINANCIAL CORP ............................        62
       34       WEST COAST BANCORP (OREGON) .....................         0
    1,300       WESTAMERICA BANCORP .............................        56
    2,100       WESTFIELD AMERICA, INC ..........................        30
    1,400       WHITNEY HOLDINGS CORP ...........................        51
    1,400       WILMINGTON TRUST CORP ...........................        87
    5,600     * WIT SOUNDVIEW GROUP, INC ........................        20
    9,771     * WYNDHAM INTERNATIONAL, INC (CLASS A) ............        17
      700       ZENITH NATIONAL INSURANCE CORP ..................        21
    7,900       ZIONS BANCORP ...................................       493
                                                                    -------
                TOTAL FINANCIAL SERVICES ........................   180,850
                                                                    -------

HEALTH CARE--15.22%
  118,310       ABBOTT LABORATORIES CO ..........................     5,731
    5,800     * ABGENIX, INC ....................................       343
      600     * ABIOMED, INC ....................................        15
      700     * ACCREDO HEALTH, INC .............................        35
      700     * ACLARA BIOSCIENCES, INC .........................         8
    1,800     * ADVANCE PCS .....................................        82
    3,400     * ADVANCED TISSUE SCIENCES, INC ...................        10
    9,085       AETNA, INC (NEW) ................................       373
    3,200     * AFFYMETRIX, INC .................................       238
    1,200     * ALBANY MOLECULAR RESEARCH, INC ..................        74
      900     * ALEXION PHARMACEUTICALS, INC ....................        58
    5,900     * ALKERMES, INC ...................................       185
       95     * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A) ..         3
    9,400       ALLERGAN, INC ...................................       910
    3,500     * ALLIANCE PHARMACEUTICAL CORP ....................        30
    1,000     * ALLSCRIPTS, INC .................................         9
      700       ALPHARMA, INC (CLASS A) .........................        31
   13,300     * ALZA CORP .......................................       565
  100,800       AMERICAN HOME PRODUCTS CORP .....................     6,406
    1,800     * AMERICAN HOMEPATIENT, INC .......................         0
    2,600     * AMERIPATH, INC ..................................        65
    3,000     * AMERISOURCE HEALTH CORP (CLASS A) ...............       152
   78,680     * AMGEN, INC ......................................     5,031
    4,200     * AMYLIN PHARMACEUTICALS, INC .....................        33
    2,600     * ANDRX CORP ......................................       150
    1,000     * APHTON CORP .....................................        18
   11,500     * APOGENT TECHNOLOGIES, INC .......................       236
   16,000       APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .........     1,505
    5,500     * APPLERA CORP (CELERA GENOMICS GROUP) ............       198
    4,300     * APRIA HEALTHCARE GROUP, INC .....................       128
    1,300     * ARADIGM CORP ....................................        19
    1,700     * ARIAD PHARMACEUTICAL, INC .......................         8
      800       ARROW INTERNATIONAL, INC ........................        30
    3,400     * ARTHROCARE CORP .................................        66
      900     * ATS MEDICAL, INC ................................        13
    1,400     * AURORA BIOSCIENCE CORP ..........................        44
    3,700     * AVANT IMMUNOTHERAPEUTICS, INC ...................        25
    1,000     * AVIGEN, INC .....................................        21
    2,000     * AVIRON, INC .....................................       134
      700     * BACOU U.S.A., INC ...............................        18
    5,600       BARD (C.R.), INC ................................       261
      900     * BARR LABORATORIES, INC ..........................        66
    5,600       BAUSCH & LOMB, INC ..............................       226
   21,700     * BAXTER INTERNATIONAL, INC .......................     1,916
    2,800       BECKMAN COULTER, INC ............................       117
   18,100       BECTON DICKINSON & CO ...........................       627
   11,025       BERGEN BRUNSWIG CORP (CLASS A) ..................       175
   14,400     * BEVERLY ENTERPRISES, INC ........................       118
    3,450       BINDLEY WESTERN INDUSTRIES, INC .................       143
      900     * BIOCRYST PHARMACEUTICALS, INC ...................         6
   11,300     * BIOGEN, INC .....................................       679
   11,050       BIOMET, INC .....................................       439
    1,100     * BIOPURE CORP ....................................        22
      400     * BIO-RAD LABORATORIES, INC (CLASS A) .............        13
    1,000     * BIOSITE DIAGNOSTICS, INC ........................        40
    3,200     * BIO-TECHNOLOGY GENERAL CORP .....................        23
   23,900     * BOSTON SCIENTIFIC CORP ..........................       327


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
HEALTH CARE--(CONTINUED)
  152,100       BRISTOL MYERS SQUIBB CO .........................  $ 11,246
      300     * CALIPER TECHNOLOGIES CORP .......................        14
   20,864       CARDINAL HEALTH, INC ............................     2,079
   15,500     * CAREMARK RX, INC ................................       210
    2,500     * CELL GENESYS, INC ...............................        57
    1,500     * CELL PATHWAYS, INC ..............................         7
    3,300     * CELL THERAPEUTICS, INC ..........................       149
    2,900     * CELSION CORP ....................................         3
    4,428     * CEPHALON, INC ...................................       280
    1,800     * CERNER CORP .....................................        83
      500     * CERUS CORP ......................................        38
    7,140     * CHIRON CORP .....................................       318
   12,400       CIGNA CORP ......................................     1,641
       50     * CLINTRIALS RESEARCH, INC ........................         0
      100     * CLOSURE MEDICAL CORP ............................         4
    1,800     * COHERENT, INC ...................................        59
      400     * COLLATERAL THERAPEUTICS, INC ....................         7
    1,100     * COLUMBIA LABORATORIES, INC ......................         5
    1,800     * CONMED CORP .....................................        31
    1,500     * CONNETICS CORP ..................................         7
    1,800       COOPER COS, INC .................................        72
    5,500     * COR THERAPEUTICS, INC ...........................       194
    2,703     * CORIXA CORP .....................................        75
    5,500     * COVANCE, INC ....................................        59
    5,000     * COVENTRY HEALTH CARE, INC .......................       133
      600     * CRYOLIFE, INC ...................................        18
    2,000     * CUBIST PHARMACEUTICALS, INC .....................        58
    2,800     * CURAGEN CORP ....................................        76
    1,800     * CV THERAPEUTICS, INC ............................       127
      282     * CYBEAR GROUP, INC ...............................         0
    3,400     * CYBER-CARE, INC .................................         7
    1,200     * CYBERONICS, INC .................................        28
    3,200     * CYGNUS, INC .....................................        16
    5,100     * CYTOGEN CORP ....................................        12
    3,700     * CYTYC CORP ......................................       231
      800       DATASCOPE CORP ..................................        27
    4,500     * DAVITA, INC .....................................        77
    2,700     * DENDRITE INTERNATIONAL, INC .....................        60
    5,100       DENTSPLY INTERNATIONAL, INC .....................       200
      700       DIAGNOSTIC PRODUCTS CORP ........................        38
      700     * DIGENE CORP .....................................        31
      500     * DIVERSA CORP ....................................         9
    1,000     * DUSA PHARMACEUTICALS, INC .......................        17
    2,700     * ECLIPSYS CORP ...................................        66
    8,640     * EDWARDS LIFESCIENCES CORP .......................       153
    4,500     * ELAN CORP CONTINGENT VALUE RIGHT ................         4
    1,000     * EMISPHERE TECHNOLOGIES, INC .....................        25
      900     * ENDO PHARMACEUTICALS, INC WTS 12/31/02 ..........         0
      700     * ENDOCARE, INC ...................................         9
      900     * ENTREMED, INC ...................................        16
    1,700     * ENZO BIOCHEM, INC ...............................        42
    3,200     * ENZON, INC ......................................       199
      600     * EXELIXIS, INC ...................................         9
    1,300     * EXPRESS SCRIPTS, INC ............................       133
    2,400     * FIRST HEALTH GROUP CORP .........................       112
    3,000     * FISHER SCIENTIFIC INTERNATIONAL, INC ............       111
    6,300     * FOREST LABORATORIES, INC ........................       837
    1,400   b * FPA MEDICAL MANAGEMENT, INC .....................         0
    1,900     * GENE LOGIC, INC .................................        35
   17,600     * GENENTECH, INC ..................................     1,434
    1,500     * GENOME THERAPEUTICS CORP ........................        10
      338     * GENZYME CORP (BIOSURGERY DIVISION) ..............         3
    6,943     * GENZYME CORP (GENERAL DIVISION) .................       624
       86     * GENZYME-MOLECULAR ONCOLOGY ......................         1
    1,600     * GERON CORP ......................................        25
    3,802     * GILEAD SCIENCES, INC ............................       315
    1,700     * GLIATECH, INC ...................................         7
   24,465     * GUIDANT CORP ....................................     1,320
      200     * GUILFORD PHARMACEUTICALS, INC ...................         4
      900     * HAEMONETICS CORP ................................        28
   39,438       HCA-THE HEALTHCARE CO ...........................     1,736
   17,200     * HEALTH MANAGEMENT
                  ASSOCIATES, INC (CLASS A) NEW .................       357
    6,400     * HEALTH NET, INC .................................       168
   34,060     * HEALTHSOUTH CORP ................................  $    556
    2,100       HILLENBRAND INDUSTRIES, INC .....................       108
    8,900     * HUMAN GENOME SCIENCES, INC ......................       617
   12,100     * HUMANA, INC .....................................       185
      700     * HYSEQ, INC ......................................        10
    3,100     * ICOS CORP .......................................       161
    2,400     * IDEC PHARMACEUTICALS CORP .......................       455
    2,400     * IDEXX LABORATORIES, INC .........................        53
      300     * IDX SYSTEMS CORP ................................         8
      900     * IGEN INTERNATIONAL, INC .........................        11
    1,900     * ILEX ONCOLOGY, INC ..............................        50
      200     * IMATRON, INC ....................................         0
    4,400     * IMCLONE SYSTEMS, INC ............................       194
   17,500     * IMMUNEX CORP ....................................       711
    2,500     * IMMUNOGEN, INC ..................................        54
    2,400     * IMMUNOMEDICS, INC ...............................        52
      900     * IMPATH, INC .....................................        60
   20,900       IMS HEALTH, INC .................................       564
      900     * INAMED CORP .....................................        18
    4,000     * INCYTE GENOMICS, INC ............................       100
    2,200     * INHALE THERAPEUTIC SYSTEMS, INC .................       111
       77   b * INTEGRATED HEALTH SERVICES, INC .................         0
    5,200     * INTEGRATED SILICON SOLUTION, INC ................        75
      100     * INTERMUNE PHARMACEUTICALS, INC ..................         4
      200     * INTERNEURON PHARMACEUTICALS, INC ................         0
      500     * INTRABIOTICS PHARMACEUTICALS, INC ...............         5
    1,600       INVACARE CORP ...................................        55
    2,400     * INVITROGEN CORP .................................       207
    7,100     * ISIS PHARMACEUTICALS, INC .......................        75
    1,200     * I-STAT CORP .....................................        32
   12,800     * IVAX CORP .......................................       490
  106,760       JOHNSON & JOHNSON CO ............................    11,216
   10,522     * KING PHARMACEUTICALS, INC .......................       544
      300     * KOS PHARMACEUTICALS, INC ........................         5
    2,700     * KV PHARMACEUTICAL CO (CLASS B) ..................        65
    1,840     * LABORATORY CORP OF AMERICA HOLDINGS .............       324
       63     * LCA-VISION, INC .................................         0
    2,728     * LIFEPOINT HOSPITALS, INC ........................       137
    3,600     * LIGAND PHARMACEUTICALS CO (CLASS A) .............        50
   72,692       LILLY (ELI) & CO ................................     6,765
    4,400     * LINCARE HOLDINGS, INC ...........................       251
      300     * LUMINEX CORP ....................................         8
      700     * LYNX THERAPEUTICS, INC ..........................         6
    5,500     * MANOR CARE, INC .................................       113
    4,900   b * MARINER POST-ACUTE NETWORK, INC .................         0
    1,800     * MATRIX PHARMACEUTICALS, INC .....................        31
    1,500     * MAXIM PHARMACEUTICALS, INC ......................        10
    1,400     * MAXIMUS, INC ....................................        49
      500     * MAXYGEN, INC ....................................        12
   23,997       MCKESSON HBOC, INC ..............................       861
    5,600     * MEDAREX, INC ....................................       228
    2,950     * MEDICIS PHARMACEUTICAL CORP (CLASS A) ...........       174
   16,400     * MEDIMMUNE, INC ..................................       782
      987     * MEDQUIST, INC ...................................        16
   91,950       MEDTRONIC, INC ..................................     5,551
    1,100       MENTOR CORP .....................................        21
  177,500       MERCK & CO, INC .................................    16,618
    1,200     * MGI PHARMA, INC .................................        20
    3,300     * MID ATLANTIC MEDICAL SERVICES, INC ..............        65
   14,100     * MILLENNIUM PHARMACEUTICALS, INC .................       872
    4,800       MILLIPORE CORP ..................................       302
    3,900     * MINIMED, INC ....................................       164
    1,000     * MIRAVANT MEDICAL TECHNOLOGIES ...................         9
      800     * MOLECULAR DEVICES CORP ..........................        55
      952       MORRISON MANAGEMENT SPECIALISTS, INC ............        33
    8,300       MYLAN LABORATORIES, INC .........................       209
    1,300     * MYRIAD GENETICS, INC ............................       108
      200     * NAHC, INC .......................................         0
    1,000     * NANOGEN, INC ....................................         9
    1,000     * NEOPROBE CORP ...................................         0
    1,600     * NEORX CORP ......................................         8
      500     * NEOSE TECHNOLOGIES, INC .........................        17
    1,500     * NEUROCRINE BIOSCIENCES, INC .....................        50
    2,000     * NEUROGEN CORP ...................................        70
   17,000   b * NEUROMEDICAL SYSTEMS, INC .......................         2


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
HEALTH CARE--(CONTINUED)
    1,400     * NOVEN PHARMACEUTICALS, INC ......................  $     52
    1,400     * NOVOSTE CORP ....................................        39
    1,500     * NPS PHARMACEUTICALS, INC ........................        72
    1,600     * OCULAR SCIENCES, INC ............................        19
       25     * OMEGA WORLDWIDE, INC ............................         0
    5,000       OMNICARE, INC ...................................       108
    1,400     * ON ASSIGNMENT, INC ..............................        40
      300     * ORATEC INTERVENTIONS, INC .......................         2
      400     * ORCHID BIOSCIENCES, INC .........................         6
    4,225     * ORGANOGENESIS, INC ..............................        38
    2,600     * ORTHODONTIC CENTERS OF AMERICA, INC .............        81
    2,000     * OSI PHARMACEUTICALS, INC ........................       160
    3,400       OWENS & MINOR, INC ..............................        60
    7,000     * OXFORD HEALTH PLANS, INC ........................       277
    2,900     * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ........        44
      900     * PACKARD BIOSCIENCE CO ...........................        10
    6,900       PALL CORP .......................................       147
    4,500     * PATTERSON DENTAL CO .............................       152
    1,466     * PER SE TECHNOLOGIES, INC ........................         5
    4,800     * PEREGRINE PHARMACEUTICALS, INC ..................         5
  486,649       PFIZER, INC .....................................    22,386
      700     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC .........        35
   98,708       PHARMACIA CORP ..................................     6,021
    1,500     * PHARMACOPEIA, INC ...............................        33
    1,100     * PHARMACYCLICS, INC ..............................        38
    4,200     * PHYCOR, INC .....................................         0
    6,600   b * PHYSICIANS RESOURCE GROUP, INC ..................         0
      700     * POLYMEDIA CORP ..................................        23
      600     * PRAECIS PHARMACEUTICALS, INC ....................        18
       84     * PRIORITY HEALTHCARE CORP (CLASS A) ..............         3
    2,300     * PRIORITY HEALTHCARE CORP (CLASS B) ..............        94
    6,300     * PROCURENET, INC .................................         1
      300     * PROFESSIONAL DETAILING, INC .....................        32
    3,100     * PROTEIN DESIGN LABORATORIES, INC ................       269
    2,100     * PROVINCE HEALTHCARE CO ..........................        83
    3,000     * PSS WORLD MEDICAL, INC ..........................        15
    2,862     * QUEST DIAGNOSTICS, INC ..........................       406
    7,897     * QUINTILES TRANSNATIONAL CORP ....................       165
   15,250     * QUORUM HEALTH GROUP, INC ........................       240
    1,700     * REGENERON PHARMACEUTICALS, INC ..................        60
      900     * REHABCARE GROUP, INC ............................        46
    2,250     * RENAL CARE GROUP, INC ...........................        62
    3,400     * RESMED, INC .....................................       136
    2,000     * RESPIRONICS, INC ................................        57
      600     * RIBOZYME PHARMACEUTICALS, INC ...................         9
    1,000     * SANGSTAT MEDICAL CORP ...........................        12
    3,600     * SCHEIN (HENRY), INC .............................       125
  113,800       SCHERING-PLOUGH CORP ............................     6,458
    5,000     * SEPRACOR, INC ...................................       401
      300     * SEQUENOM, INC ...................................         4
   17,400     * SERVICE CORP INTERNATIONAL ......................        30
       74     * SHIRE PHARMACEUTICALS GROUP PLC ADR .............         3
    7,500     * SICOR, INC ......................................       108
      533     * SONOSITE, INC ...................................         7
    5,688     * ST. JUDE MEDICAL, INC ...........................       349
      300     * STAAR SURGICAL CO ...............................         4
    1,200     * STERICYCLE, INC .................................        46
    4,900     * STERIS CORP .....................................        79
    3,800       STEWART ENTERPRISES, INC (CLASS A) ..............         7
   11,700     * STRYKER CORP ....................................       592
    1,700   b * SUN HEALTHCARE GROUP, INC .......................         0
    6,400     * SUNRISE TECHNOLOGIES INTERNATIONAL, INC .........        11
    1,900     * SUPERGEN, INC ...................................        26
      400     * SURMODICS, INC ..................................        15
    4,166     * SYBRON DENTAL SPECIALTIES, INC ..................        70
        5     * SYNAVANT, INC ...................................         0
    3,400     * SYNCOR INTERNATIONAL CORP .......................       124
    2,000     * TARGETED GENETICS CORP ..........................        13
   22,825       TENET HEALTHCARE CORP ...........................     1,014
    3,100     * TEXAS BIOTECHNOLOGY CORP ........................        27
    1,400     * THERAGENICS CORP ................................         7
      300     * THERMO CARDIOSYSTEMS, INC .......................         3
    2,600     * TITAN PHARMACEUTICALS, INC ......................  $     92
    2,100     * TRANSKARYOTIC THERAPIES, INC ....................        77
    2,728     * TRIAD HOSPITALS, INC ............................        89
    3,700     * TRIANGLE PHARMACEUTICALS, INC ...................        18
    2,300     * TRIGON HEALTHCARE, INC ..........................       179
    1,600     * TRIMERIS, INC ...................................        88
      800     * TULARIK, INC ....................................        24
    1,400     * TWINLAB CORP ....................................         2
    1,900     * UNITED THERAPEUTICS CORP ........................        28
   26,400       UNITEDHEALTH GROUP, INC .........................     1,620
    2,600     * UNIVERSAL HEALTH SERVICES, INC (CLASS B) ........       291
    4,580     * US ONCOLOGY, INC ................................        29
    1,900     * VARIAN MEDICAL SYSTEMS, INC .....................       129
    2,300     * VARIAN, INC .....................................        78
      600     * VAXGEN, INC .....................................        12
    1,000     * VENTANA MEDICAL SYSTEMS, INC ....................        19
      841       VENTAS, INC .....................................         5
    1,733     * VENTIV HEALTH, INC ..............................        22
    5,400     * VERTEX PHARMACEUTICALS, INC .....................       386
    1,800     * VICAL, INC ......................................        33
    5,400     * VISX, INC .......................................        56
    9,500     * WATERS CORP .....................................       793
    8,164     * WATSON PHARMACEUTICALS, INC .....................       418
   19,236     * WEBMD CORP ......................................       153
    4,200     * WELLPOINT HEALTH NETWORKS, INC ..................       484
      600     * ZOLL MEDICAL CORP ...............................        21
                                                                    -------
                TOTAL HEALTH CARE ...............................   150,865
                                                                    -------

OTHER--1.45%
    2,000     * 4 KIDS ENTERTAINMENT, INC .......................        18
    1,000       ABM INDUSTRIES, INC .............................        31
      900     * ACACIA RESEARCH CORP ............................        16
    1,400     * ADMINSTAFF, INC .................................        38
    2,400     * ADVO, INC .......................................       107
      900       ALEXANDER & BALDWIN, INC ........................        24
    1,400       BANTA CORP ......................................        36
    2,300     * BELL & HOWELL CO ................................        38
    8,800       BLOCK (H&R), INC ................................       364
    1,200       BRADY CORP (CLASS A) ............................        41
    1,700     * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ...........        44
    1,400     * CAREER EDUCATION CORP ...........................        55
    1,500     * CDI CORP ........................................        22
   54,347     * CENDANT CORP ....................................       523
      850       CENTRAL PARKING CORP ............................        17
    5,500     * CENTURY BUSINESS SERVICES, INC ..................         6
    8,050       CINTAS CORP .....................................       428
      200     * CORINTHIAN COLLEGES, INC ........................         8
    1,400     * CORPORATE EXECUTIVE BOARD CO ....................        56
    1,200     * COSTAR GROUP, INC ...............................        28
    5,600       CRANE CO ........................................       159
    5,800     * DEVRY, INC ......................................       219
   14,200       DOVER CORP ......................................       576
    5,250     * DUN & BRADSTREET CORP (NEW) .....................       136
    1,000     * EDISON SCHOOLS, INC .............................        32
    3,000     * EDUCATION MANAGEMENT CORP .......................       107
    2,700     * FIRST CONSULTING GROUP, INC .....................        13
    5,000       FIRST INDUSTRIAL REALTY TRUST, INC ..............       170
      800     * FORRESTER RESEARCH, INC .........................        40
   14,300       FORTUNE BRANDS, INC .............................       429
    1,600     * FRITZ COS, INC ..................................        10
       25     * GENTIVA HEALTH SERVICES, INC ....................         0
    2,400     * GETTY IMAGES, INC ...............................        77
    4,900     * GTECH HOLDINGS CORP .............................       101
      600     * HALL KINION & ASSOCIATES, INC ...................        12
    2,500     * HA-LO INDUSTRIES, INC ...........................         6
    2,200       HARLAND (JOHN H.) CO ............................        31
       55     * HAVAS ADVERTISING S.A. ADR ......................         1
    1,400     * HEIDRICK & STRUGGLES INTERNATIONAL,INC ..........        59
   63,487       HONEYWELL INTERNATIONAL, INC ....................     3,004
      400     * HOTEL RESERVATIONS NETWORK, INC (CLASS A) .......        11
    1,200     * HOTJOBS.COM LTD .................................        14
      100     * INDUSTRI-MATEMATIK INTERNATIONAL CORP ...........         0
    3,500     * INFOUSA, INC ....................................        12
    8,100       ITT INDUSTRIES, INC .............................       314
    3,100       JOHNS MANVILLE CORP .............................        40
    2,900       KELLY SERVICES, INC (CLASS A) ...................        69
    2,700     * KORN FERRY INTERNATIONAL ........................        57
    3,750     * LABOR READY, INC ................................        12
    2,800       LIBERTY PROPERTY TRUST CO .......................        80


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
OTHER--(CONTINUED)
    2,500     * LITTON INDUSTRIES, INC ..........................  $    197
    5,800       LOEWS CORP ......................................       601
      400     * MANAGEMENT NETWORK GROUP, INC ...................         5
    5,800       MANPOWER, INC ...................................       220
      200       MATTHEWS INTERNATIONAL CORP (CLASS A) ...........         6
      700       MCGRATH RENTCORP ................................        14
    1,300     * MEMBERWORKS, INC ................................        28
   13,600     * METROMEDIA INTERNATIONAL GROUP, INC .............        35
    1,000     * MODEM MEDIA, INC ................................         3
    7,283     * MODIS PROFESSIONAL SERVICES, INC ................        30
   10,600       MOODYS CORP .....................................       272
    3,100       NATIONAL SERVICE INDUSTRIES, INC ................        80
    2,500     * NAVIGANT CONSULTING CO ..........................        10
    4,100     * NCO GROUP, INC ..................................       125
    3,700     * OFFSHORE LOGISTICS, INC .........................        80
       97     * PFSWEB, INC .....................................         0
    5,181       PITTSTON CO .....................................       103
    2,100     * PREPAID LEGAL SERVICES, INC .....................        54
      800     * PROSOFTTRAINING.COM .............................        10
      360     * R.H. DONNELLEY CORP .............................         9
    2,900     * RENT WAY, INC ...................................        13
   12,100     * ROBERT HALF INTERNATIONAL, INC ..................       321
    3,100       ROLLINS, INC ....................................        62
    3,778     * SCHOOL SPECIALTY, INC ...........................        76
   23,300       SERVICEMASTER CO ................................       268
      600     * SOURCE INFORMATION MANAGEMENT CO ................         2
    2,500     * SPHERION CORP ...................................        28
      100       STANDARD REGISTER, INC ..........................         1
    1,600       STANDEX INTERNATIONAL CORP ......................        33
    1,000     * SYMYX TECHNOLOGIES, INC .........................        36
    1,300     * TEJON RANCH CO ..................................        25
    1,300     * TEJON RANCH CO RTS 01/08/01 .....................         0
    1,900     * TELETECH HOLDINGS, INC ..........................        35
    9,400     * TERREMARK WORLDWIDE, INC ........................         7
   10,800       TEXTRON, INC ....................................       502
    5,500     * TMP WORLDWIDE, INC ..............................       303
    2,400     * TRAVELOCITY.COM, INC ............................        29
   11,850       U.S. INDUSTRIES, INC ............................        95
      600     * U.S. LEC CORP (CLASS A) .........................         3
    3,400     * UNITED STATIONERS, INC ..........................        82
   33,029       UNITED TECHNOLOGIES CORP ........................     2,597
    2,900       VALSPAR CORP ....................................        93
    5,900       VIAD CORP .......................................       136
    1,000     * WACKENHUT CORP (CLASS A) ........................        14
    2,300       WALTER INDUSTRIES, INC ..........................        17
    4,400     * WORLD ACCESS, INC ...............................        11
                                                                     ------
                TOTAL OTHER .....................................    14,362
                                                                     ------

PRODUCER DURABLES--5.83%
    3,400       ACTUANT CORP ....................................        10
    1,000     * ADVANCED LIGHTING TECHNOLOGIES, INC .............         7
    5,200       AGCO CORP .......................................        63
   13,200     * ALLIED WASTE INDUSTRIES, INC ....................       192
    5,499       AMERICAN WATER WORKS CO, INC ....................       162
    3,000       AMETEK, INC .....................................        78
      800       APPLIED INDUSTRIAL TECHNOLOGIES, INC ............        16
    2,200     * ASTEC INDUSTRIES, INC ...........................        29
    2,000     * AZURIX CORP .....................................        16
    1,800       BALDOR ELECTRIC CO ..............................        38
    3,400       BELDEN, INC .....................................        86
    1,700       BRIGGS & STRATTON CORP ..........................        75
    2,000     * BROOKS AUTOMATION, INC ..........................        56
      700       CALIFORNIA WATER SERVICE GROUP ..................        19
    1,100     * CASELLA WASTE SYSTEMS, INC (CLASS A) ............        10
       94     * CATAYTICA ENERGY SYSTEMS ........................         2
   27,000       CATERPILLAR, INC ................................     1,277
    3,600     * COGNEX CORP .....................................        80
    1,400     * COINSTAR, INC ...................................        21
    1,000       COLUMBUS MCKINNON CORP ..........................         9
      537       CONECTIV, INC (CLASS A) .........................         7
    8,300       COOPER INDUSTRIES, INC ..........................       381
      225     * COORSTEK, INC ...................................         7
    1,400       CUMMINS ENGINE CO, INC ..........................        53
   19,700       DEERE & CO ......................................       903
    3,750     * DYCOM INDUSTRIES, INC ...........................  $    135
    4,400       EATON CORP ......................................       331
   32,100       EMERSON ELECTRIC CO .............................     2,530
    2,100       FEDERAL SIGNAL CORP .............................        41
    5,900     * FLOWSERVE CORP ..................................       126
      500     * FUELCELL ENERGY, INC ............................        34
    2,400     * GARDNER DENVER, INC .............................        51
    5,100       GATX CORP .......................................       254
    2,100       GENERAL CABLE CORP ..............................         9
  765,506       GENERAL ELECTRIC CO .............................    36,696
    7,800       GRAINGER (W.W.), INC ............................       285
   25,000       HARLEY DAVIDSON, INC ............................       994
    2,200    b *HARNISCHFEGER INDUSTRIES, INC ...................         0
    4,000       HARSCO CORP .....................................        99
    3,100       HUBBELL, INC (CLASS B) ..........................        82
      600     * IBIS TECHNOLOGY CORP ............................        12
    2,050       IDEX CORP .......................................        68
   20,188       ILLINOIS TOOL WORKS, INC ........................     1,202
    9,950       INGERSOLL-RAND CO ...............................       417
      400     * IONICS, INC .....................................        11
    4,900       JLG INDUSTRIES, INC .............................        52
      400       KAYDON CORP .....................................        10
    3,749       KENNAMETAL, INC .................................       109
    1,000       LAWSON PRODUCTS, INC ............................        27
    6,200       LINCOLN ELECTRIC HOLDINGS CO ....................       122
      400       LINDSAY MANUFACTURING CO ........................         9
    4,100     * LITTELFUSE, INC .................................       117
    1,200     * MAGNETEK, INC ...................................        16
    1,875       MANITOWOC CO, INC ...............................        54
    1,500     * MECHANICAL TECHNOLOGY, INC ......................         5
    2,300       MILACRON, INC ...................................        37
      600       MINE SAFETY APPLIANCE CO ........................        15
   31,100       MINNESOTA MINING & MANUFACTURING CO .............     3,748
    6,100   b * MOLTEN METAL TECHNOLOGY, INC ....................         0
      500       NACCO INDUSTRIES, INC (CLASS A) .................        22
    2,475     * NATIONAL INSTRUMENTS CORP .......................       120
    2,800     * NAVISTAR INTERNATIONAL CORP .....................        73
    2,600     * NEWPARK RESOURCES, INC ..........................        25
    1,800       NEWPORT NEWS SHIPBUILDING, INC ..................        94
    2,000       NORDSON CORP ....................................        51
    2,300     * OGDEN CORP ......................................        35
    4,800       PACCAR, INC .....................................       236
   10,500       PARKER-HANNIFIN CORP ............................       463
    3,267       PHILADELPHIA SUBURBAN CORP ......................        80
      900     * PHOTON DYNAMICS, INC ............................        20
   21,900       PITNEY BOWES, INC ...............................       725
    3,700     * POWER-ONE, INC ..................................       145
    1,000       PRIMEX TECHNOLOGIES, INC ........................        32
    3,250     * QUANTA SERVICES, INC ............................       105
    1,900     * RAYOVAC CORP ....................................        27
    2,100       REGAL-BELOIT CORP ...............................        36
   10,900     * REPUBLIC SERVICES, INC (CLASS A) ................       187
      600       ROBBINS & MYERS, INC ............................        14
   10,600       ROCKWELL INTERNATIONAL CORP .....................       505
    7,750       ROLLINS TRUCK LEASING CORP ......................        62
    3,400       ROPER INDUSTRIES, INC ...........................       112
    4,600   b * SAFETY-KLEEN CORP ...............................         0
    1,500       SAUER-DANFOSS, INC ..............................        14
      300     * SEQUA CORP (CLASS A) ............................        11
      300       SJW CORP ........................................        31
    1,300     * SPS TECHNOLOGIES, INC ...........................        71
    2,600       STEWART & STEVENSON SERVICES, INC ...............        59
    2,700     * SUPERCONDUCTOR TECHNOLOGIES, INC ................        10
    3,100       TECUMSEH PRODUCTS CO (CLASS A) ..................       130
    2,900       TELEFLEX, INC ...................................       128
    1,600       TENNANT CO ......................................        77
    2,500     * TEREX CORP ......................................        40
    3,193     * TETRA TECH, INC .................................       102
   22,669     * THERMO ELECTRON CORP ............................       674
      900     * THERMO FIBERTEK, INC ............................         3
    4,599       THOMAS & BETTS CORP .............................        74
    5,429       TIMKEN CO .......................................        82
      700       TORO CO .........................................        26
    3,500       TRINITY INDUSTRIES, INC .........................        88
    1,300     * UNOVA, INC ......................................         5
    3,500     * VALENCE TECHNOLOGY, INC .........................        33


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
PRODUCER DURABLES--(CONTINUED)
    1,000       VALMONT INDUSTRIES, INC .........................  $     18
    5,101       WABTEC CORP .....................................        60
    1,500     * WASTE CONNECTIONS, INC ..........................        50
   47,834       WASTE MANAGEMENT, INC ...........................     1,327
   45,000       XEROX CORP ......................................       208
                                                                    -------
                TOTAL PRODUCER DURABLES .........................    57,785
                                                                    -------

TECHNOLOGY--22.40%
    3,000     * 24/7 MEDIA, INC .................................         2
   26,642     * 3COM CORP .......................................       226
      900     * ABOUT.COM, INC ..................................        24
    1,600     * ACCRUE SOFTWARE, INC ............................         4
      800     * ACT MANUFACTURING, INC ..........................        13
      700     * ACTEL CORP ......................................        17
       80     * ACTERNA CORP ....................................         1
    4,200     * ACTUATE CORP ....................................        80
    6,760     * ACXIOM CORP .....................................       263
    5,600     * ADAPTEC, INC ....................................        57
      900     * ADAPTIVE BROADBAND CORP .........................         6
   57,810     * ADC TELECOMMUNICATIONS, INC .....................     1,048
      600     * ADEPT TECHNOLOGY, INC ...........................         9
   17,900       ADOBE SYSTEMS, INC ..............................     1,042
    1,100     * ADTRAN, INC .....................................        23
    3,000     * ADVANCED DIGITAL INFORMATION CORP ...............        69
    1,100     * ADVANCED ENERGY INDUSTRIES, INC .................        25
    6,000     * ADVANCED FIBRE COMMUNICATIONS, INC ..............       108
   22,300     * ADVANCED MICRO DEVICES, INC .....................       308
    2,100     * ADVENT SOFTWARE, INC ............................        84
    4,000     * AEROFLEX, INC ...................................       115
    2,100     * AETHER SYSTEMS, INC .............................        82
    3,500     * AFFILIATED COMPUTER SERVICES, INC (CLASS A) .....       212
    1,800     * AGILE SOFTWARE CORP .............................        89
   36,316     * AGILENT TECHNOLOGIES, INC .......................     1,988
      600     * AIRGATE PCS, INC ................................        21
      400     * AIRNET COMMUNICATION CORP .......................         3
    3,036     * AKAMAI TECHNOLOGIES, INC ........................        64
    1,500     * ALLAIRE CORP ....................................         8
    2,100     * ALLEN TELECOM, INC ..............................        38
    5,000     * ALLIANCE SEMICONDUCTOR CORP .....................        57
    3,900     * ALLIED RISER COMMUNICATION CORP .................         8
    2,300     * ALPHA INDUSTRIES, INC ...........................        85
   29,700     * ALTERA CORP .....................................       781
       40     * AMDOCS LTD ......................................         3
  180,222     * AMERICA ONLINE, INC .............................     6,272
    4,350     * AMERICAN MANAGEMENT SYSTEMS, INC ................        86
    5,000   b * AMERICAN PAD & PAPER CO .........................         0
   12,100     * AMERICAN POWER CONVERSION CORP ..................       150
    2,000     * AMERICAN SUPERCONDUCTOR CORP ....................        57
    4,200     * AMERICAN TELESOURCE INTERNATIONAL, INC ..........         2
   10,300     * AMKOR TECHNOLOGY, INC ...........................       160
    2,700     * AMPHENOL CORP (CLASS A) .........................       106
    2,400     * ANADIGICS, INC ..................................        39
   28,400     * ANALOG DEVICES, INC .............................     1,454
      400       ANALOGIC CORP ...................................        18
    3,300       ANALYSTS INTERNATIONAL CORP .....................        13
    1,800     * ANAREN MICROWAVE, INC ...........................       121
    9,175     * ANDREW CORP .....................................       200
    4,000     * ANICOM, INC .....................................         0
    2,100     * ANIXTER INTERNATIONAL, INC ......................        45
    2,600     * ANSWERTHINK, INC ................................         9
    3,400     * ANTEC CORP ......................................        27
    1,700     * APAC CUSTOMER SERVICES, INC .....................         6
   23,000     * APPLE COMPUTER, INC .............................       342
      800   b * APPLIED MAGNETICS CORP ..........................         0
   62,647     * APPLIED MATERIALS, INC ..........................     2,392
   19,298     * APPLIED MICRO CIRCUITS CORP .....................     1,448
      900     * APPLIEDTHEORY CORP ..............................         2
    4,587     * ARCH WIRELESS, INC ..............................         3
    7,950     * ARCH WIRELESS, INC WTS 09/01/01 .................         0
    1,400     * AREMISSOFT CORP .................................        60
   12,700     * ARIBA, INC ......................................  $    681
   10,100     * ARROW ELECTRONICS, INC ..........................       289
    4,000     * ART TECHNOLOGY GROUP, INC .......................       122
    1,500     * ARTESYN TECHNOLOGIES, INC .......................        24
    1,200     * ASIAINFO HOLDINGS, INC ..........................        11
    1,500     * ASK JEEVES, INC .................................         4
    8,000     * ASPECT COMMUNICATIONS CORP ......................        64
    1,800     * ASPEN TECHNOLOGY, INC ...........................        60
    5,600     * ASYST TECHNOLOGIES, INC .........................        75
   28,400     * ATMEL CORP ......................................       330
    2,600     * ATMI, INC .......................................        51
    3,900       AUTODESK, INC ...................................       105
   49,195       AUTOMATIC DATA PROCESSING, INC ..................     3,115
      700     * AVANEX CORP .....................................        42
    2,700     * AVANT CORP ......................................        49
   21,006     * AVAYA, INC ......................................       217
    8,800       AVERY DENNISON CORP .............................       483
    3,400     * AVID TECHNOLOGY, INC ............................        62
   10,650       AVNET, INC ......................................       229
    3,167     * AVOCENT CORP ....................................        86
    2,200     * AVT CORP ........................................        11
    7,300       AVX CORP ........................................       120
    2,300     * AWARE, INC ......................................        41
    1,000     * AXT, INC ........................................        33
       20     * AZTEC TECHNOLOGY PARTNERS, INC ..................         0
    1,200     * BARRA, INC ......................................        57
   29,000     * BEA SYSTEMS, INC ................................     1,952
      300       BEL FUSE, INC (CLASS B) .........................        10
      700     * BENCHMARK ELECTRONICS, INC ......................        16
    3,200     * BINDVIEW DEVELOPMENT CORP .......................        30
    3,700     * BISYS GROUP, INC ................................       193
      900     * BLACK BOX CORP ..................................        43
      900     * BLUESTONE SOFTWARE, INC .........................        14
   20,500     * BMC SOFTWARE, INC ...............................       287
      600     * BOTTOMLINE TECHNOLOGIES, INC ....................        15
      700     * BREAKAWAY SOLUTIONS, INC ........................         1
    4,150     * BRIGHTPOINT, INC ................................        15
    3,800     * BRIO TECHNOLOGY, INC ............................        16
    2,100     * BROADBASE SOFTWARE, INC .........................        13
   10,800     * BROADCOM CORP (CLASS A) .........................       907
   14,500     * BROADVISION, INC ................................       171
   16,800     * BROCADE COMMUNICATIONS SYSTEMS, INC .............     1,542
      900     * BROOKTROUT, INC .................................         9
      800     * BSQUARE CORP ....................................         5
    1,300       C&D TECHNOLOGIES, INC ...........................        56
    3,975     * CABLE DESIGN TECHNOLOGIES CO ....................        67
   12,500     * CABLETRON SYSTEMS, INC ..........................       188
    1,100     * CACHEFLOW, INC ..................................        19
   21,600     * CADENCE DESIGN SYSTEMS, INC .....................       594
    2,000     * CAIS INTERNET, INC ..............................         2
    1,000     * CALICO COMMERCE, INC ............................         1
    3,300     * CALIFORNIA AMPLIFIER, INC .......................        31
    2,900     * CAMBRIDGE TECHNOLOGY PARTNERS, INC ..............         8
      400     * CARREKER CORP ...................................        14
    2,000     * CARRIER ACCESS CORP .............................        18
    2,000     * C-COR.NET CORP ..................................        19
    3,200     * C-CUBE MICROSYSTEMS, INC (NEW) ..................        39
      600     * CELERITEL, INC ..................................        23
    7,500     * CERIDIAN CORP ...................................       150
    3,700     * CHECKFREE CORP ..................................       157
    2,400     * CHECKPOINT SYSTEMS, INC .........................        18
    2,100     * CHOICE ONE COMMUNICATIONS, INC ..................        20
    2,800     * CIBER, INC ......................................        14
   21,600     * CIENA CORP ......................................     1,755
    3,900     * CIRRUS LOGIC, INC ...............................        73
  553,254     * CISCO SYSTEMS, INC ..............................    21,162
   12,300     * CITRIX SYSTEMS, INC .............................       277
    1,413     * CLARENT CORP ....................................        16
    1,000     * CLARUS CORP .....................................         7
   16,265     * CMGI, INC .......................................        91
    5,815     * CNET NETWORKS, INC ..............................        93
    1,000     * COGNIZANT TECHNOLOGY SOLUTIONS CORP .............        36
    1,400       COHU, INC .......................................        20
    1,700     * COM21, INC ......................................         8
   14,700     * COMMERCE ONE, INC ...............................       372
    1,900     * COMMSCOPE, INC ..................................        31
  135,884       COMPAQ COMPUTER CORP ............................     2,045
    2,400     * COMPLETE BUSINESS SOLUTIONS, INC ................        25
   38,676       COMPUTER ASSOCIATES INTERNATIONAL, INC ..........       754


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
TECHNOLOGY--(CONTINUED)
    1,050     * COMPUTER HORIZONS CORP ..........................  $      3
    1,900     * COMPUTER NETWORK TECHNOLOGY CORP ................        55
   13,496     * COMPUTER SCIENCES CORP ..........................       811
   29,500     * COMPUWARE CORP ..................................       184
   12,324     * COMVERSE TECHNOLOGY, INC ........................     1,339
    1,600     * CONCORD CAMERA CORP .............................        26
    1,400     * CONCORD COMMUNICATIONS, INC .....................        12
   17,343     * CONCORD EFS, INC ................................       762
    5,000     * CONCURRENT COMPUTER CORP ........................        27
   17,298     * CONEXANT SYSTEMS, INC ...........................       266
    1,100     * CONVERA CORP ....................................        20
      600     * CONVERGYS CORP ..................................        27
    4,500     * COPPER MOUNTAIN NETWORKS, INC ...................        27
   67,588       CORNING, INC ....................................     3,569
    3,000     * CORSAIR COMMUNICATIONS, INC .....................        21
   10,200     * COVAD COMMUNICATIONS GROUP, INC .................        17
    5,700     * CREDENCE SYSTEMS CORP ...........................       131
    4,600     * CREE, INC .......................................       163
    3,300     * CRITICAL PATH, INC ..............................       101
      600     * CROSSROADS SYSTEMS, INC .........................         3
    3,500     * CSG SYSTEMS INTERNATIONAL, INC ..................       164
    2,150     * CTC COMMUNICATIONS GROUP, INC ...................        10
      900       CTS CORP ........................................        33
      600       CUBIC CORP ......................................        15
    5,860     * CYBERGUARD CORP .................................        10
    1,000     * CYLINK CORP .....................................         2
    1,100     * CYMER, INC ......................................        28
   11,800     * CYPRESS SEMICONDUCTOR CORP ......................       232
    4,200       DALLAS SEMICONDUCTOR CORP .......................       108
      900     * DATA RETURN CORP ................................         3
    2,000     * DATASTREAM SYSTEMS, INC .........................        20
      800     * DDI CORP ........................................        22
  168,586     * DELL COMPUTER CORP ..............................     2,940
    4,900       DELUXE CORP .....................................       124
    1,000     * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) .....        31
    4,650       DIEBOLD, INC ....................................       155
    1,700     * DIGEX, INC ......................................        38
      600     * DIGIMARC CORP ...................................        10
    2,300     * DIGITAL COURIER TECHNOLOGIES, INC ...............         1
    1,200     * DIGITAL INSIGHT CO ..............................        22
    5,900     * DIGITAL ISLAND, INC .............................        24
    3,100     * DIGITAL RIVER, INC ..............................         7
      300     * DIGITALTHINK INC ................................         5
      600     * DIGITAS, INC ....................................         3
    6,200     * DMC STRATEX NETWORKS, INC .......................        93
    1,000     * DOBSON COMMUNICATIONS CORP (CLASS A) ............        15
    2,400     * DOCUMENTUM, INC .................................       119
    7,800     * DOUBLECLICK, INC ................................        86
      700     * DSET CORP .......................................         1
    2,600     * DSP GROUP, INC ..................................        55
    4,972     * DST SYSTEMS, INC ................................       333
      900     * DUPONT PHOTOMASKS, INC ..........................        48
    5,300     * E.PIPHANY, INC ..................................       286
    9,200     * EBAY, INC .......................................       304
    1,800     * ECHELON CORP ....................................        29
    1,300     * EGAIN COMMUNICATIONS CORP .......................         4
      340     * EGLOBE, INC .....................................         0
    1,400     * ELANTEC SEMICONDUCTOR, INC ......................        39
    1,900     * ELECTRO SCIENTIFIC INDUSTRIES, INC ..............        53
    2,500     * ELECTROGLAS, INC ................................        38
    9,400     * ELECTRONIC ARTS, INC ............................       401
   32,500       ELECTRONIC DATA SYSTEMS CORP ....................     1,877
    2,100     * ELECTRONICS FOR IMAGING, INC ....................        29
    3,475     * ELOYALTY CORP ...................................        22
      900     * EMAGIN CORP .....................................         2
  168,200     * EMC CORP ........................................    11,185
    1,800     * EMCORE CORP .....................................        85
    1,100     * E-MEDSOFT.COM ...................................         1
       90     * EMERGE INTERACTIVE, INC (CLASS A) ...............         0
    5,500     * EMPLOYEE SOLUTIONS, INC .........................         0
    5,400     * EMULEX CORP .....................................       432
    4,100     * ENGAGE, INC .....................................         3
      175     * ENTRADA NETWORKS, INC ...........................  $      0
    2,500     * ENTRUST TECHNOLOGIES, INC .......................        33
    1,000     * EPLUS, INC ......................................        11
    1,600     * EPRESENCE, INC ..................................         7
    9,700       EQUIFAX, INC ....................................       278
      600     * ESPEED, INC (CLASS A) ...........................         9
    3,300     * ESS TECHNOLOGY, INC .............................        17
    2,400     * EXAR CORP .......................................        74
      600     * EXCEL TECHNOLOGY, INC ...........................        12
    1,900     * EXCELON CORP ....................................         3
    2,800     * EXCHANGE APPLICATIONS, INC ......................         3
   16,150     * EXCITE AT HOME ..................................        89
   32,200     * EXODUS COMMUNICATIONS, INC ......................       644
      500     * EXTENDED SYSTEMS, INC ...........................         6
    3,500     * EXTREME NETWORKS, INC ...........................       137
    1,800     * F.Y.I., INC .....................................        66
    1,200     * F5 NETWORKS, INC ................................        11
    1,700       FAIR ISSAC & CO, INC ............................        87
    6,500     * FAIRCHILD SEMICONDUCTOR
                  INTERNATIONAL, INC (CLASS A) ..................        94
    1,000     * FEI CO ..........................................        23
    3,100     * FILENET CORP ....................................        84
    7,800     * FINISAR CORP ....................................       226
      400     * FIREPOND, INC ...................................         4
   32,706       FIRST DATA CORP .................................     1,723
    8,675     * FISERV, INC .....................................       412
    2,000     * FOCAL COMMUNICATIONS CORP .......................        14
    6,200     * FOUNDRY NETWORKS, INC ...........................        93
      500     * FREEMARKETS, INC ................................        10
    2,000     * FSI INTERNATIONAL, INC ..........................        17
    2,600     * FUTURELINK CORP .................................         2
    4,000       GALILEO INTERNATIONAL, INC ......................        80
      900     * GASONICS INTERNATIONAL CORP .....................        17
   13,800     * GATEWAY, INC ....................................       248
    1,625     * GENERAL SEMICONDUCTOR, INC ......................        10
    2,400     * GENRAD, INC .....................................        24
    1,400     * GENZYME TRANSGENICS CORP ........................        20
    3,400       GERBER SCIENTIFIC, INC ..........................        29
    1,500     * GLOBALNETFINANCIAL.COM, INC .....................         2
    2,900     * GLOBESPAN, INC ..................................        80
    1,300     * GLOBIX CORP .....................................         4
    2,100     * GOAMERICA, INC ..................................        11
      500     * GOLDEN TELECOM, INC .............................         3
    1,800     * GOTO.COM, INC ...................................        13
    1,300     * GREAT PLAINS SOFTWARE, INC ......................        61
    2,936     * HARMONIC, INC ...................................        17
    7,000       HARRIS CORP .....................................       214
    2,300       HELIX TECHNOLOGY CORP ...........................        54
    2,936     * HARMONIC, INC ...................................        17
    7,000       HARRIS CORP .....................................       214
    2,300       HELIX TECHNOLOGY CORP ...........................        54
  129,000       HEWLETT-PACKARD CO ..............................     4,072
      600     * HI/FN, INC ......................................        17
    2,400     * HIGH SPEED ACCESS CORP ..........................         3
    1,800     * HNC SOFTWARE, INC ...............................        53
    3,600     * HOMESTORE.COM, INC ..............................        72
    5,600       HON INDUSTRIES, INC .............................       143
    1,100     * HUTCHINSON TECHNOLOGY, INC ......................        15
    1,200     * HYPERCOM CORP ...................................         4
    2,830     * HYPERION SOLUTIONS CORP .........................        44
   14,960     * I2 TECHNOLOGIES, INC ............................       813
      800     * IBASIS, INC .....................................         3
      800     * IBEAM BROADCASTING CORP .........................         1
    1,300     * IDENTIX, INC ....................................        10
    3,300     * IGATE CAPITAL CORP ..............................         9
      600     * II-VI, INC ......................................         9
   12,800       IKON OFFICE SOLUTIONS, INC ......................        32
    1,500     * ILLUMINET HOLDINGS, INC .........................        34
    2,230     * IMATION CORP ....................................        35
      900     * IMMERSION CORP ..................................         7
      900     * IMPSAT FIBER NETWORKS, INC ......................         4
    1,900     * IMRGLOBAL CORP ..................................        10
    8,700   b * INACOM CORP .....................................         0
      900     * INET TECHNOLOGIES, INC ..........................        36
    2,100     * INFOCUS CORP ....................................        31
      440     * INFOGRAMES, INC .................................         2
    2,700     * INFONET SERVICES CORP (CLASS B) .................        14
    4,600     * INFORMATICA CORP ................................       182
      400     * INFORMATION ARCHITECTS CORP .....................         1
   18,100     * INFORMIX CORP ...................................        54


                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
TECHNOLOGY--(CONTINUED)
   14,622     * INFOSPACE.COM, INC ...........................     $    129
    2,600     * INGRAM MICRO, INC (CLASS A) ..................           29
    5,900     * INKTOMI CORP .................................          105
    1,400     * INPRISE CORP .................................            8
    8,200     * INTEGRATED DEVICE TECHNOLOGY, INC ............          272
  516,296       INTEL CORP ...................................       15,521
    1,800     * INTELIDATA TECHNOLOGIES CORP .................            5
      900     * INTERACT COMMERCE CORP .......................            8
      200     * INTERACTIVE INTELLIGENCE, INC ................            5
      200     * INTERCEPT GROUP, INC .........................            5
    3,700     * INTERDIGITAL COMMUNICATIONS CORP .............           20
    5,800     * INTERGRAPH CORP ..............................           35
    3,200     * INTERLIANT, INC ..............................           10
      500     * INTERLINK ELECTRONICS, INC ...................            6
      275     * INTERLOGIX, INC ..............................            5
    4,900     * INTERNAP NETWORK SERVICES CORP ...............           36
  135,100       INTERNATIONAL BUSINESS MACHINES CORP .........       11,484
    2,700     * INTERNATIONAL FIBERCOM, INC ..................           13
    5,400     * INTERNATIONAL RECTIFIER CORP .................          162
   12,880     * INTERNET CAPITAL GROUP, INC ..................           42
    3,500     * INTERNET PICTURES CORP .......................            3
    1,800     * INTERNET SECURITY SYSTEMS, INC ...............          141
      800     * INTERNET.COM CORP ............................            5
    3,100     * INTERSIL HOLDINGS CORP .......................           71
    5,600     * INTERTRUST TECHNOLOGIES CORP .................           19
    3,600     * INTERVOICE-BRITE, INC ........................           26
    1,300     * INTERWORLD CORP ..............................            1
    2,600     * INTERWOVEN, INC ..............................          171
    3,000     * INTRAWARE, INC ...............................            4
   13,400     * INTUIT, INC ..................................          528
   18,400     * IOMEGA CORP ..................................           62
    2,990       IRON MOUNTAIN, INC ...........................          111
    2,600     * IVILLAGE, INC ................................            3
    3,100     * IXL ENTERPRISES, INC .........................            3
      500     * IXYS CORP ....................................            7
    6,400     * J.D. EDWARDS & CO ............................          114
      665     * J2 GLOBAL COMMUNICATIONS, INC ................            0
    8,100     * JABIL CIRCUIT, INC ...........................          206
    2,200       JACK HENRY & ASSOCIATES, INC .................          137
    1,500     * JDA SOFTWARE GROUP, INC ......................           20
   60,058     * JDS UNIPHASE CORP ............................        2,504
      400     * JNI CORP .....................................            9
   15,800     * JUNIPER NETWORKS, INC ........................        1,992
    2,000     * JUNO ONLINE SERVICES, INC ....................            1
      500     * JUPITER MEDIA METRIX, INC ....................            5
    5,464     * KANA COMMUNICATIONS, INC .....................           63
    2,700     * KEANE, INC ...................................           26
      200       KEITHLEY INSTRUMENTS, INC ....................            9
    9,600     * KEMET CORP ...................................          145
    1,500     * KENT ELECTRONICS CORP ........................           25
    2,000     * KEYNOTE SYSTEMS, INC .........................           28
      569     * KFORCE.COM, INC ..............................            2
   15,400     * KLA-TENCOR CORP ..............................          519
    3,100     * KOPIN CORP ...................................           34
    1,500     * KRONOS, INC ..................................           46
      700     * KULICKE & SOFFA INDUSTRIES, INC ..............            8
   13,100     * LAM RESEARCH CORP ............................          190
    1,000     * LANTE CORP ...................................            2
    6,400     * LATTICE SEMICONDUCTOR CORP ...................          118
      700     * LCC INTERNATIONAL, INC (CLASS A) .............            8
      800     * LEARNING TREE INTERNATIONAL, INC .............           40
    5,000     * LEGATO SYSTEMS, INC ..........................           37
    9,400     * LEXMARK INTERNATIONAL, INC ...................          417
    3,200     * LIBERATE TECHNOLOGIES ........................           44
      900     * LIGHTPATH TECHNOLOGIES, INC ..................           12
   23,500       LINEAR TECHNOLOGY CORP .......................        1,087
    3,000     * LOOKSMART LTD ................................            7
   23,800     * LSI LOGIC CORP ...............................          407
    6,800     * LTX CORP .....................................           88
  255,381       LUCENT TECHNOLOGIES, INC .....................        3,448
    5,100     * MACROMEDIA, INC ..............................          310
    2,500     * MACROVISION CORP .............................          185
    2,000     * MAIL.COM, INC ................................     $      1
    4,000     * MAIL-WELL, INC ...............................           17
      500     * MANHATTAN ASSOCIATES, INC ....................           21
    3,200     * MANUGISTICS GROUP, INC .......................          182
      900     * MAPINFO CORP .................................           43
   12,695     * MARCHFIRST, INC ..............................           19
    1,200     * MARIMBA, INC .................................            5
    3,050     * MASTEC, INC ..................................           61
      400     * MATRIXONE, INC ...............................            7
   21,100     * MAXIM INTEGRATED PRODUCTS, INC ...............        1,009
   11,100     * MAXTOR CORP ..................................           62
      700     * MCK COMMUNICATIONS, INC ......................            6
      700     * MCSI, INC ....................................           15
    3,900     * MEMC ELECTRONIC MATERIALS, INC ...............           38
    5,000     * MENTOR GRAPHICS CORP .........................          137
       60     * MERANT PLC (SPON ADR) ........................            0
    1,800     * MERCATOR SOFTWARE, INC .......................           10
    1,500     * MERCURY COMPUTER SYSTEMS, INC ................           70
    6,100     * MERCURY INTERACTIVE CORP .....................          551
    7,200     * MERISEL, INC .................................            1
      700     * METASOLV, INC ................................            6
    1,900       METHODE ELECTRONICS, INC (CLASS A) ...........           44
    1,200     * METRICOM, INC ................................           12
    5,500     * METROCALL, INC ...............................            3
    4,200     * METTLER-TOLEDO INTERNATIONAL, INC ............          228
    4,500     * MICREL, INC ..................................          152
      800   b * MICROAGE, INC ................................            0
    7,305     * MICROCHIP TECHNOLOGY, INC ....................          160
    5,100     * MICROMUSE, INC ...............................          308
   38,400     * MICRON TECHNOLOGY, INC .......................        1,363
      600     * MICROSEMI CORP ...............................           17
  306,868     * MICROSOFT CORP ...............................       13,310
    2,700     * MICROSTRATEGY, INC ...........................           26
      800     * MICROVISION, INC .............................           14
    1,900     * MIPS TECHNOLOGIES, INC (CLASS A) .............           51
      582     * MIPS TECHNOLOGIES, INC (CLASS B) .............           15
      100     * MKS INSTRUMENTS, INC .........................            2
   12,471       MOLEX, INC ...................................          443
        4     * MOMENTUM BUSINESS APPLICATIONS, INC ..........            0
  166,405       MOTOROLA, INC ................................        3,370
    5,250     * MPOWER COMMUNICATIONS CORP ...................           27
    4,000     * MRV COMMUNICATIONS, INC ......................           54
    1,800     * MTI TECHNOLOGY CORP ..........................            7
    1,000     * MULTEX.COM, INC ..............................           13
      300     * NANOMETRICS, INC .............................            4
    2,700       NATIONAL DATA CORP ...........................           99
    1,000     * NATIONAL INFORMATION CONSORTIUM, INC .........            2
    1,100     * NATIONAL PROCESSING, INC .....................           19
   16,200     * NATIONAL SEMICONDUCTOR CORP ..................          326
    3,700     * NATURAL MICROSYSTEMS CORP ....................           37
       10     * NAVIGANT INTERNATIONAL, INC ..................            0
    1,200     * NAVISITE, INC ................................            3
    6,300     * NCR CORP .....................................          309
    1,300     * NET PERCEPTIONS, INC .........................            3
      700     * NET2PHONE, INC ...............................            5
    2,900     * NETEGRITY, INC ...............................          158
    1,900     * NETIQ CORP ...................................          166
      500     * NETOBJECTS, INC ..............................            0
    1,000     * NETOPIA, INC .................................            4
    3,300     * NETRO CORP ...................................           23
      900     * NETSCOUT SYSTEMS, INC ........................            9
      400     * NETSOLVE, INC ................................            3
   24,100     * NETWORK APPLIANCE, INC .......................        1,547
   10,899     * NETWORK ASSOCIATES, INC ......................           46
    2,100     * NETWORK EQUIPMENT TECHNOLOGIES, INC ..........           14
    3,500     * NETWORK PERIPHERALS, INC .....................           23
    2,300     * NETZERO, INC .................................            2
    1,600     * NEW ERA OF NETWORKS, INC .....................            9
    1,600     * NEW FOCUS, INC ...............................           56
    2,100       NEWPORT CORP .................................          165
    2,100     * NEXT LEVEL COMMUNICATIONS, INC ...............           24
    2,800     * NEXTEL PARTNERS, INC (CLASS A) ...............           47
      800     * NHANCEMENT TECHNOLOGIES, INC .................            4
      600     * NIKU CORP ....................................            4
    1,000       NORTH PITTSBURGH SYSTEMS, INC ................           11
    4,300     * NOVA CORP (GEORGIA) ..........................           86
   21,800     * NOVELL, INC ..................................          114

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
TECHNOLOGY--(CONTINUED)
   10,300     * NOVELLUS SYSTEMS, INC ........................     $    370
      900       NTELOS, INC ..................................           16
      200     * NUANCE COMMUNICATIONS, INC ...................            9
      500     * NUCENTRIX BROADBAND NETWORKS, INC ............            6
    3,600     * NVIDIA CORP ..................................          118
    2,500     * NX NETWORKS, INC .............................            2
    2,500     * NYFIX, INC ...................................           60
    1,000     * OBJECTIVE SYSTEMS INTEGRATORS, INC ...........           18
    2,300     * ON SEMICONDUCTOR CORP ........................           12
    1,500     * ONYX SOFTWARE CORP ...........................           17
    2,600     * OPEN MARKET, INC .............................            3
       85     * OPENTV CORP ..................................            1
    5,104     * OPENWAVE SYSTEMS, INC ........................          245
       95     * OPUS360 CORP .................................            0
  327,848     * ORACLE CORP ..................................        9,528
      700     * OSICOM TECHNOLOGIES, INC .....................           11
    1,200     * PACKETEER, INC ...............................           15
    1,090     * PAC-WEST TELECOMM, INC .......................            4
   44,790     * PALM, INC ....................................        1,268
    1,000     * PARADYNE NETWORKS, INC .......................            2
   23,710     * PARAMETRIC TECHNOLOGY CORP ...................          319
    1,650       PARK ELECTROCHEMICAL CORP ....................           51
    2,975     * PAXAR CORP ...................................           30
    4,600     * PAXSON COMMUNICATIONS CORP ...................           55
   26,975       PAYCHEX, INC .................................        1,312
    7,000     * P-COM, INC ...................................           21
      900     * PC-TEL, INC ..................................           10
      600     * PEGASUS SOLUTIONS, INC .......................            4
   18,500     * PEOPLESOFT, INC ..............................          688
   10,600     * PEREGRINE SYSTEMS, INC .......................          209
    1,400     * PERICOM SEMICONDUCTOR CORP ...................           26
    2,900     * PEROT SYSTEMS CORP (CLASS A) .................           27
      800     * PERSISTENCE SOFTWARE, INC ....................            4
      900     * PHOENIX TECHNOLOGIES LTD .....................           12
    1,300     * PHOTRONICS, INC ..............................           30
    4,200   b * PHYSICIAN COMPUTER NETWORK, INC ..............            0
    1,600       PIONEER-STANDARD ELECTRONICS, INC ............           18
      400     * PIXELWORKS, INC ..............................            9
    3,100     * PLANTRONICS, INC .............................          146
    2,400     * PLEXUS CORP ..................................           73
    1,100     * PLX TECHNOLOGY, INC ..........................            9
   11,977     * PMC-SIERRA, INC ..............................          942
    3,600     * POLYCOM, INC .................................          116
    6,700     * PORTAL SOFTWARE, INC .........................           53
    1,400     * POWER INTEGRATIONS, INC ......................           16
    2,600     * POWERTEL, INC ................................          161
    2,900     * POWERWAVE TECHNOLOGIES, INC ..................          170
    1,300     * PRI AUTOMATION, INC ..........................           24
      900     * PRIMUS KNOWLEDGE SOLUTIONS, INC ..............            6
      200     * PROBUSINESS SERVICES, INC ....................            5
      300     * PROCOM TECHNOLOGY, INC .......................            4
    1,000     * PRODIGY COMMUNICATIONS CORP (CLASS A) ........            2
    2,050     * PROFIT RECOVERY GROUP INTERNATIONAL, INC .....           13
    4,100     * PROGRESS SOFTWARE CORP .......................           59
    1,000     * PROJECT SOFTWARE & DEVELOPMENT, INC ..........           11
    2,100     * PROXICOM, INC ................................            9
    1,600     * PROXIM, INC ..................................           69
    1,100     * PUMA TECHNOLOGY, INC .........................            5
    2,700     * PURCHASEPRO.COM, INC .........................           47
    6,740     * QLOGIC CORP ..................................          519
    1,050     * QRS CORP .....................................           13
   51,400     * QUALCOMM, INC ................................        4,224
   11,800     * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP .....          157
    7,600     * QUANTUM CORP-HARD DISK DRIVE GROUP ...........           61
    2,000     * QUEST SOFTWARE, INC ..........................           56
    1,600     * QUICKLOGIC CORP ..............................           11
    1,000     * QUINTUS CORP .................................            3
    1,600     * QUOKKA SPORTS, INC ...........................            1
    1,100     * RADIANT SYSTEMS, INC .........................           23
    1,000     * RADISYS CORP .................................           26
    1,400     * RAINBOW TECHNOLOGIES, INC ....................           22
    5,900     * RAMBUS, INC ..................................          213
      500     * RAMP NETWORKS, INC ...........................     $      3
    1,950     * RARE MEDIUM GROUP, INC .......................           19
   14,366     * RATIONAL SOFTWARE CORP .......................          559
    3,400     * RAZORFISH, INC (CLASS (A) ....................            6
    5,300     * REALNETWORKS, INC ............................           46
    6,900     * RED HAT, INC .................................           43
    8,000     * REDBACK NETWORKS, INC ........................          328
      300     * REGISTER.COM, INC ............................            2
    2,000     * REMEDY CORP ..................................           33
      700     * RESEARCH FRONTIERS, INC ......................           12
    3,113     * RETEK, INC ...................................           76
    7,000       REYNOLDS & REYNOLDS CO (CLASS A) .............          142
    8,800     * RF MICRO DEVICES, INC ........................          241
    5,100     * ROBOTIC VISION SYSTEMS, INC ..................           14
    1,100     * ROGERS CORP ..................................           45
    2,400     * RSA SECURITY, INC ............................          127
      300     * RUDOLPH TECHNOLOGIES, INC ....................            9
    1,700     * RURAL CELLULAR CORP (CLASS A) ................           50
    3,300     * S1 CORP ......................................           17
   11,100     * SAFEGUARD SCIENTIFICS, INC ...................           74
    1,900     * SAGA SYSTEMS, INC ............................           22
      900     * SAGENT TECHNOLOGY, INC .......................            1
    1,200     * SANCHEZ COMPUTER ASSOCIATES, INC .............           10
    4,046     * SANDISK CORP .................................          112
   11,400     * SANMINA CORP .................................          874
    5,600     * SAPIENT CORP .................................           67
    1,200     * SAVVIS COMMUNICATIONS CORP ...................            1
    3,200     * SAWTEK, INC ..................................          148
   10,000     * SCI SYSTEMS, INC .............................          264
    2,300     * SCIENT CORP ..................................            7
   11,500       SCIENTIFIC-ATLANTA, INC ......................          374
    1,900     * SCM MICROSYSTEMS, INC ........................           63
    5,900     * SDL, INC .....................................          874
    1,200     * SEACHANGE INTERNATIONAL, INC .................           24
    1,300     * SECURE COMPUTING CORP ........................           13
      100     * SELECTICA, INC ...............................            2
       90       SEMA PLC ADR .................................            1
      500     * SEMITOOL, INC ................................            5
    5,200     * SEMTECH CORP .................................          115
    6,300     * SENSORMATIC ELECTRONICS CORP .................          126
    1,100     * SERENA SOFTWARE, INC .........................           38
   26,168     * SIEBEL SYSTEMS, INC ..........................        1,770
   24,700     * SILICON GRAPHICS, INC ........................           99
    2,400     * SILICON IMAGE, INC ...........................           13
    7,900     * SILICON STORAGE TECHNOLOGY, INC ..............           93
    2,600     * SILICON VALLEY GROUP, INC ....................           75
      900     * SILICONIX, INC ...............................           20
      800     * SILVERSTREAM SOFTWARE, INC ...................           17
    1,600     * SIPEX CORP ...................................           38
   12,500     * SITEL CORP ...................................           36
      400     * SMARTSERV ONLINE, INC ........................            3
    3,300     * SOFTNET SYSTEMS, INC .........................            6
   42,736     * SOLECTRON CORP ...............................        1,449
    1,500     * SOMERA COMMUNICATIONS, INC ...................           13
      700     * SONIC FOUNDRY, INC ...........................            1
    5,900     * SONICBLUE, INC ...............................           24
    3,800     * SONICWALL, INC ...............................           62
    2,400     * SONUS NETWORKS, INC ..........................           61
      200     * SPECTRA-PHYSICS LASERS, INC ..................            5
    1,852     * SPEEDFAM-IPEC, INC ...........................           11
      700     * STANDARD MICROSYSTEM, INC ....................           14
    3,200     * STARBASE CORP ................................            8
    2,800     * STARMEDIA NETWORK, INC .......................            5
    7,200     * STORAGE TECHNOLOGY CORP ......................           65
    4,300     * STRUCTURAL DYNAMICS RESEARCH CORP ............           43
  250,550     * SUN MICROSYSTEMS, INC ........................        6,984
    9,300     * SUNGARD DATA SYSTEMS, INC ....................          438
      824       SUPERIOR TELECOM, INC ........................            2
      500     * SUPERTEX, INC ................................           10
    2,000     * SVI HOLDINGS, INC ............................            2
    8,600     * SYBASE, INC ..................................          170
    8,200     * SYCAMORE NETWORKS, INC .......................          305
    1,700     * SYKES ENTERPRISES, INC .......................            8
    7,650     * SYMANTEC CORP ................................          255
   11,550       SYMBOL TECHNOLOGIES, INC .....................          416
    1,500     * SYMMETRICOM, INC .............................           15
    4,100     * SYNOPSYS, INC ................................          194

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
TECHNOLOGY--(CONTINUED)
      800     * SYNTEL, INC ..................................     $      5
    3,500     * SYSTEMS & COMPUTER TECHNOLOGY CORP ...........           43
      500     * TAKE-TWO INTERACTIVE SOFTWARE, INC ...........            6
      900     * TANNING TECHNOLOGY, INC ......................            3
    3,300     * TECH DATA CORP ...............................           89
    1,100       TECHNITROL, INC ..............................           45
    5,475     * TECHNOLOGY SOLUTIONS CO ......................           12
    2,600     * TEKELEC ......................................           78
    8,100       TEKTRONIX, INC ...............................          273
      300     * TELCOM SEMICONDUCTOR, INC ....................            3
    2,080     * TELECORP PCS, INC (CLASS A) ..................           47
      200     * TELESCAN, INC ................................            0
   27,400     * TELLABS, INC .................................        1,548
    1,500     * TELOCITY, INC ................................            3
   14,900     * TERADYNE, INC ................................          555
    3,300     * TERAYON COMMUNICATION SYSTEMS, INC ...........           13
  132,738       TEXAS INSTRUMENTS, INC .......................        6,288
      800     * THERMA-WAVE, INC .............................           11
    1,600     * THREE-FIVE SYSTEMS, INC ......................           29
    9,600     * TIBCO SOFTWARE, INC ..........................          460
    4,800     * TITAN CORP ...................................           78
    1,000     * TIVO, INC ....................................            5
    1,000     * TOLLGRADE COMMUNICATIONS, INC ................           37
    1,000       TOTAL SYSTEM SERVICES, INC ...................           22
    1,600     * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A).           19
    6,200     * TRANSWITCH CORP ..............................          243
    1,400     * TRICORD SYSTEMS, INC .........................           12
    1,800     * TRIMBLE NAVIGATION LTD .......................           43
    4,900     * TRIQUINT SEMICONDUCTOR, INC ..................          214
    1,200     * TRIZETTO GROUP, INC ..........................           20
      600     * TUMBLEWEED COMMUNICATIONS CORP ...............           10
    1,800     * TURNSTONE SYSTEMS, INC .......................           13
    2,100     * TUT SYSTEMS, INC .............................           17
    3,025     * U.S. OFFICE PRODUCTS CO ......................            0
    2,400     * UCAR INTERNATIONAL, INC ......................           23
    1,200     * ULTRATECH STEPPER, INC .......................           31
      700     * UNIGRAPHICS SOLUTIONS, INC ...................           11
   22,408     * UNISYS CORP ..................................          328
    1,800     * UNIVERSAL ACCESS, INC ........................           14
      900     * UNIVERSAL DISPLAY CORP .......................            6
      195     * US INTERACTIVE, INC ..........................            0
      600     * US WIRELESS CORP .............................            3
    2,400     * USINTERNETWORKING, INC .......................           12
    2,000     * UTSTARCOM, INC ...............................           31
    1,000     * VA LINUX SYSTEMS, INC ........................            8
    2,900     * VARIAN SEMICONDUCTOR EQUIPMENT
                  ASSOCIATES, INC ............................           69
    1,500     * VEECO INSTRUMENTS, INC .......................           60
   14,865     * VERISIGN, INC ................................        1,103
   30,556     * VERITAS SOFTWARE CORP ........................        2,674
    2,300     * VERITY, INC ..................................           55
    1,200     * VERSATA, INC .................................           11
    2,000     * VERTEL CORP ..................................            5
    6,100     * VERTICALNET, INC .............................           41
      300     * VIADOR, INC ..................................            0
    1,000     * VIALINK CO ...................................            3
    1,300     * VIANT CORP ...................................            5
    3,300     * VIASYSTEMS GROUP, INC ........................           27
    1,700     * VICOR CORP ...................................           52
    1,600     * VIEWPOINT CORP ...............................            9
   14,600     * VIGNETTE CORP ................................          263
    7,900     * VISHAY INTERTECHNOLOGY, INC ..................          119
    3,300     * VISUAL NETWORKS, INC .........................           11
   13,500     * VITESSE SEMICONDUCTOR CORP ...................          747
    4,200     * VITRIA TECHNOLOGY, INC .......................           33
      500     * VYYO, INC ....................................            3
    4,900       WALLACE COMPUTER SERVICES, INC ...............           83
    5,350     * WALT DISNEY INTERNET GROUP ...................           23
    1,500     * WATCHGUARD TECHNOLOGIES, INC .................           47
    3,900     * WAVE SYSTEMS CORP (CLASS A) ..................           18
    1,058     * WEBMETHODS, INC ..............................           94
    1,600     * WEBTRENDS CORP ...............................           46
   15,504     * WEBVAN GROUP, INC ............................     $      7
      800     * WESCO INTERNATIONAL, INC .....................            6
    5,200     * WESTELL TECHNOLOGIES, INC (CLASS A) ..........           16
   23,700     * WESTERN DIGITAL CORP .........................           58
    3,763     * WIND RIVER SYSTEMS, INC ......................          128
    1,600     * WIRELESS FACILITIES, INC .....................           58
       13     * WORKFLOW MANAGEMENT, INC .....................            0
   21,200     * XILINX, INC ..................................          978
      600     * XIRCOM, INC ..................................            9
    2,300     * XYBERNAUT CORP ...............................            4
   19,212     * YAHOO, INC ...................................          578
    1,700     * ZEBRA TECHNOLOGIES CORP (CLASS A) ............           69
        7     * ZENGINE, INC .................................            0
      800     * ZIXIT CORP ...................................            7
    2,000     * ZORAN CORP ...................................           31
      900     * ZYGO CORP ....................................           25
                                                                    -------
                TOTAL TECHNOLOGY .............................      222,027
                                                                    -------

TRANSPORTATION--0.94%
    2,100       AIRBORNE,INC .................................           20
    7,100     * AIRTRAN HOLDINGS, INC ........................           51
    1,900     * ALASKA AIR GROUP, INC ........................           57
    3,200     * AMERICA WEST HOLDINGS CORP (CLASS B) .........           41
       81     * AMERICAN FREIGHTWAYS CORP ....................            2
   13,600     * AMR CORP .....................................          533
    3,400       ARNOLD INDUSTRIES, INC .......................           61
      900     * ATLANTIC COAST AIRLINES HOLDINGS, INC ........           37
    1,100     * ATLAS AIR, INC ...............................           36
   28,020       BURLINGTON NORTHERN SANTA FE CORP ............          793
    6,200       C.H. ROBINSON WORLDWIDE, INC .................          195
    3,700       CNF, INC .....................................          125
       50     * CONSOLIDATED FREIGHTWAYS CORP ................            0
    4,100     * CONTINENTAL AIRLINES, INC (CLASS B) ..........          212
   13,700       CSX CORP .....................................          355
   11,000       DELTA AIRLINES, INC ..........................          552
    1,500     * EGL, INC .....................................           36
    3,000       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ..          161
   23,840     * FEDEX CORP ...................................          953
    1,000       FLORIDA EAST COAST INDUSTRIES, INC (CLASS A)..           36
    1,000     * FORWARD AIR CORP .............................           37
      300     * FRONTIER AIRLINES, INC .......................            9
    3,300       HUNT (J.B.) TRANSPORT SERVICES, INC ..........           55
   12,650     * KANSAS CITY SOUTHERN INDUSTRIES, INC .........          128
    1,800     * LANDSTAR SYSTEM, INC .........................          100
    1,500     * M.S. CARRIERS, INC ...........................           49
       50     * MARINE TRANSPORT CORP ........................            0
      400     * MESA AIR GROUP, INC ..........................            3
      600     * MESABA HOLDINGS, INC .........................            8
      400     * MIDWEST EXPRESS HOLDINGS, INC ................            6
   35,000       NORFOLK SOUTHERN CORP ........................          466
      900     * NORTHWEST AIRLINES CORP (CLASS A) ............           27
    1,900       OVERSEAS SHIPHOLDING GROUP, INC ..............           44
    2,500       ROADWAY EXPRESS, INC .........................           53
    9,100       RYDER SYSTEM, INC ............................          151
   11,716       SABRE HOLDINGS CORP ..........................          505
    4,000       SHURGARD STORAGE CENTERS, INC ................           98
    3,200       SKYWEST, INC .................................           92
   39,901       SOUTHWEST AIRLINES CO ........................        1,338
      975     * SWIFT TRANSPORTATION CO, INC .................           19
    3,800     * U.S. AIRWAYS GROUP, INC ......................          154
    2,000       UAL CORP .....................................           78
   17,682       UNION PACIFIC CORP ...........................          897
    6,800       UNITED PARCEL SERVICE, INC (CLASS B) .........          400
    2,700       USFREIGHTWAYS CORP ...........................           81
    4,950       WERNER ENTERPRISES, INC ......................           84
    2,500     * WISCONSIN CENTRAL TRANSIT CORP ...............           38
    1,400     * XTRA CORP ....................................           67
    3,800     * YELLOW CORP ..................................           77
                                                                    -------
                TOTAL TRANSPORTATION .........................        9,320
                                                                    -------

UTILITIES--9.98%
    3,500     * ACTV, INC ....................................           15
    1,600     * ADELPHIA BUSINESS SOLUTIONS, INC .............            7
    4,800     * ADELPHIA COMMUNICATIONS CORP (CLASS A) .......          248
    4,300     * ADVANCED RADIO TELECOM CORP ..................            4
   26,400     * AES CORP .....................................        1,462
    6,400       AGL RESOURCES, INC ...........................          141
    7,000       ALLEGHENY ENERGY, INC ........................          337

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
UTILITIES--(CONTINUED)
    9,100     * ALLEGIANCE TELECOM, INC ......................     $    203
    5,600       ALLETE .......................................          139
    3,900       ALLIANT ENERGY CORP ..........................          124
   23,152       ALLTEL CORP ..................................        1,446
    9,160       AMEREN CORP ..................................          424
   26,300       AMERICAN ELECTRIC POWER CO, INC ..............        1,223
   11,300     * AMERICAN TOWER CORP (CLASS A) ................          428
      100     * ARGUSS COMMUNICATIONS, INC ...................            1
  288,321       AT & T CORP ..................................        4,992
   31,400     * AT&T WIRELESS GROUP ..........................          544
    1,129       ATMOS ENERGY CORP ............................           28
    3,500       AVISTA CORP ..................................           72
  144,700       BELLSOUTH CORP ...............................        5,924
    3,300       BLACK HILLS CORP .............................          148
   15,600     * BROADWING, INC ...............................          356
    8,100     * CABLEVISION SYSTEMS CORP (CLASS A) ...........          688
   23,200     * CALPINE CORP .................................        1,045
      500       CASCADE NATURAL GAS CORP .....................            9
   11,075       CENTURYTEL, INC ..............................          396
    1,600       CH ENERGY GROUP, INC .........................           72
    5,800     * CHARTER COMMUNICATIONS (CLASS A) .............          132
    9,600       CINERGY CORP .................................          337
   20,080     * CITIZENS COMMUNICATIONS CO ...................          264
    1,900       CLECO CORP ...................................          104
    7,000       CMS ENERGY CORP ..............................          222
   14,100       COASTAL CORP .................................        1,245
   68,247     * COMCAST CORP (CLASS A) SPECIAL ...............        2,849
      800     * COMMONWEALTH TELEPHONE ENTERPRISES,INC .......           28
   10,025       CONECTIV, INC ................................          201
   18,200       CONSOLIDATED EDISON, INC .....................          701
   10,200       CONSTELLATION ENERGY GROUP, INC ..............          460
   12,017     * COX COMMUNICATIONS, INC (CLASS A) ............          560
    6,800     * CROWN CASTLE INTERNATIONAL CORP ..............          184
    1,000       CT COMMUNICATIONS, INC .......................           14
    1,100     * DIGITAL LIGHTWAVE, INC .......................           35
    2,200     * DITECH COMMUNICATIONS CORP ...................           35
   17,538       DOMINION RESOURCES, INC ......................        1,175
    7,893       DPL, INC .....................................          262
    3,800       DQE, INC .....................................          124
    1,600     * DSL.NET, INC .................................            1
    9,200       DTE ENERGY CO ................................          358
   27,633       DUKE ENERGY CORP .............................        2,356
   18,800       DYNEGY, INC (CLASS A) ........................        1,054
    8,900     * E.SPIRE COMMUNICATIONS, INC ..................            4
    4,899     * EARTHLINK, INC ...............................           25
   30,300       EDISON INTERNATIONAL CO ......................          473
    1,900     * EFFICIENT NETWORKS, INC ......................           27
    2,300     * EL PASO ELECTRIC CO ..........................           30
   15,902       EL PASO ENERGY CORP ..........................        1,139
    1,600     * ELECTRIC LIGHTWAVE, INC (CLASS A) ............            5
    1,600       EMPIRE DISTRICT ELECTRIC CO ..................           42
    2,200       ENERGEN CORP .................................           71
    5,502       ENERGY EAST CORP .............................          108
   56,622       ENRON CORP ...................................        4,707
   18,400       ENTERGY CORP .................................          779
    2,500       EQUITABLE RESOURCES, INC .....................          167
   26,050       EXELON CORP ..................................        1,829
   15,402       FIRSTENERGY CORP .............................          486
   12,800       FPL GROUP, INC ...............................          918
    4,500     * GENERAL COMMUNICATION, INC (CLASS A) .........           32
   17,200   b * GEOTEK COMMUNICATIONS, INC ...................            0
    3,025     * GLENAYRE TECHNOLOGIES, INC ...................           11
       58     * GLOBAL CROSSING LTD ..........................            1
   17,400       GLOBAL TELESYSTEMS, INC ......................           14
    9,600       GPU, INC .....................................          353
    2,400       HAWAIIAN ELECTRIC INDUSTRIES, INC ............           89
    4,700   b * ICG COMMUNICATIONS, INC ......................            1
    4,300       IDACORP, INC .................................          211
    2,700     * IDT CORP .....................................           55
    2,600     * INSIGHT COMMUNICATIONS CO, INC ...............           61
    3,200     * INTERMEDIA COMMUNICATIONS, INC ...............           23
    2,200       INTER-TEL, INC ...............................           17
    5,000       IPALCO ENTERPRISES, INC ......................     $    121
    3,500     * ITC DELTACOM, INC ............................           19
    7,300       KANSAS CITY POWER & LIGHT CO .................          200
   12,100       KEYSPAN CORP .................................          513
    7,600       KINDER MORGAN, INC ...........................          397
    2,500     * L-3 COMMUNICATIONS HOLDINGS, INC .............          193
    3,000       LACLEDE GAS CO ...............................           70
    2,250     * LEAP WIRELESS INTERNATIONAL, INC .............           56
   22,000     * LEVEL 3 COMMUNICATIONS, INC ..................          722
   31,952     * MCLEODUSA, INC (CLASS A) .....................          451
    6,000       MCN ENERGY GROUP, INC ........................          166
    5,200       MDU RESOURCES GROUP, INC .....................          169
    1,500     * MEDIACOM COMMUNICATIONS CORP .................           26
   27,394     * METROMEDIA FIBER NETWORK, INC (CLASS A) ......          277
    6,000       MONTANA POWER CO .............................          125
    3,000       NATIONAL FUEL GAS CO .........................          189
    1,200     * NEON COMMUNICATIONS, INC .....................            8
      800     * NETWORK PLUS CORP ............................            2
    1,300       NEW JERSEY RESOURCES CORP ....................           56
   39,300     * NEXTEL COMMUNICATIONS, INC (CLASS A) .........          973
   13,400     * NIAGARA MOHAWK HOLDINGS, INC .................          224
    5,200       NICOR, INC ...................................          225
   12,452       NISOURCE, INC ................................          383
    2,809     * NISOURCE, INC (SAILS) ........................            8
    9,300       NORTHEAST UTILITIES CO .......................          226
    5,900     * NORTHPOINT COMMUNICATIONS GROUP, INC .........            2
    1,650       NORTHWEST NATURAL GAS CO .....................           44
    1,800       NORTHWESTERN CORP ............................           42
    4,800     * NRG ENERGY, INC ..............................          134
    2,772       NSTAR ........................................          119
   20,638     * NTL, INC .....................................          494
    1,000       NUI CORP .....................................           32
    6,500       OGE ENERGY CORP ..............................          159
    3,580       ONEOK, INC ...................................          172
    1,000       OTTER TAIL POWER CO ..........................           28
    4,300       PEOPLES ENERGY CORP ..........................          192
   33,429       PG&E CORP ....................................          669
      605       PIEDMONT NATURAL GAS CO, INC .................           23
    4,100     * PINNACLE HOLDINGS, INC .......................           37
    5,000       PINNACLE WEST CAPITAL CORP ...................          238
    5,800       POTOMAC ELECTRIC POWER CO ....................          143
   12,794       PPL CORP .....................................          578
    3,300     * PRICE COMMUNICATIONS CORP ....................           55
    2,900     * PRIMUS TELECOMMUNICATIONS GROUP, INC .........            7
   14,400       PROGRESS ENERGY, INC .........................          708
    5,000     * PROGRESS ENERGY, INC- CVO ....................            2
   11,272     * PSINET, INC ..................................            8
    3,200       PUBLIC SERVICE CO OF NEW MEXICO ..............           86
   15,300       PUBLIC SERVICE ENTERPRISE GROUP, INC .........          744
    9,178       PUGENT ENERGY, INC ...........................          255
    6,100       QUESTAR CORP .................................          183
   80,525     * QWEST COMMUNICATIONS INTERNATIONAL , INC .....        3,302
    3,300     * RCN CORP .....................................           21
   20,603       RELIANT ENERGY, INC ..........................          892
    4,800       RGS ENERGY GROUP, INC ........................          156
    3,600     * RHYTHMS NETCONNECTIONS, INC ..................            4
    1,800     * SBA COMMUNICATIONS CORP ......................           74
  261,266       SBC COMMUNICATIONS, INC ......................       12,475
    6,000       SCANA CORP ...................................          177
       18       SCOTTISH POWER PLC ADR .......................            1
   15,720       SEMPRA ENERGY ................................          365
    5,900       SIERRA PACIFIC RESOURCES (NEW) ...............           95
    2,400     * SMARTALK TELESERVICES, INC ...................            0
    1,300       SOUTH JERSEY INDUSTRIES, INC .................           39
   48,900       SOUTHERN CO ..................................        1,626
    2,300       SOUTHERN UNION CO ............................           61
      600       SOUTHWEST GAS CORP ...........................           13
      700       SOUTHWESTERN ENERGY CO .......................            7
    3,800     * SPECTRASITE HOLDINGS, INC ....................           50
   53,600       SPRINT CORP (FON GROUP) ......................        1,089
   41,700     * SPRINT CORP (PCS GROUP) ......................          852
    3,570     * TALK.COM, INC ................................            5
   11,900       TECO ENERGY, INC .............................          385
    3,127       TELEPHONE & DATA SYSTEMS, INC ................          281
    2,400     * TELIGENT, INC (CLASS A) ......................            5
    4,700     * TIME WARNER TELECOM, INC (CLASS A) ...........          298
    2,400     * TRITON PCS HOLDINGS, INC (CLASS A) ...........           81

                       See notes to financial statements.

SHARES                                                             VALUE (000)
------                                                             ----------
UTILITIES--(CONTINUED)
   22,067       TXU CORP .....................................     $    978
    1,200     * U.S. CELLULAR CORP ...........................           72
    5,637       UGI CORP .....................................          143
    1,100       UIL HOLDINGS CORP ............................           55
    3,600       UNISOURCE ENERGY CORP HOLDINGS CO ............           68
      600   b * USN COMMUNICATIONS, INC ......................            0
    9,601       UTILICORP UNITED, INC ........................          298
    5,133       VECTREN CORP .................................          132
  209,900       VERIZON COMMUNICATIONS .......................       10,483
      600     * VIA NET.WORKS, INC ...........................            2
    1,000     * VIASAT, INC ..................................           13
      900     * VIATEL, INC ..................................            3
    2,600     * VIRATA CORP ..................................           28
   17,249     * VOICESTREAM WIRELESS CORP ....................        1,736
    4,100     * WEBLINK WIRELESS, INC ........................           14
      700     * WEST CORP ....................................           20
    2,400       WESTERN GAS RESOURCES, INC ...................           81
    4,300       WESTERN RESOURCES, INC .......................          107
    5,000     * WESTERN WIRELESS CORP (CLASS A) ..............          196
    3,800       WGL HOLDINGS, INC ............................          116
    4,300     * WILLIAMS COMMUNICATIONS GROUP, INC ...........           51
   35,929       WILLIAMS COS, INC ............................        1,435
    6,450     * WINSTAR COMMUNICATIONS, INC ..................           75
    7,600       WISCONSIN ENERGY CORP ........................          171
  220,113     * WORLDCOM, INC ................................        3,095
      800     * WORLDGATE COMMUNICATIONS, INC ................            3
    2,100     * WORLDPAGES.COM, INC ..........................            6
    2,000       WPS RESOURCES CORP ...........................           74
   28,681       XCEL ENERGY, INC .............................          834
   27,489     * XO COMMUNICATIONS, INC (CLASS A) .............          490
                                                                   --------
                  TOTAL UTILITIES ............................       98,941
                                                                   --------
                TOTAL COMMON STOCK
                  (COST $748,276,624) ........................      987,990
                                                                   --------
PRINCIPAL
---------
 SHORT TERM INVESTMENT--0.41%
 U.S. GOVERNMENT AND AGENCY--0.41%
$4,095,000      FEDERAL HOME LOAN MORTGAGE CORP
                  5.150%, 01/02/01............................         4,093
                                                                   ---------
                TOTAL SHORT TERM INVESTMENT
                  (COST $4,094,414)...........................         4,093
                                                                   ---------
                TOTAL PORTFOLIO--100.10%
                  (COST $752,531,906).........................       992,170
                OTHER ASSETS & LIABILITIES, NET--(0.10)%......          (982)
                                                                   --------
                NET ASSETS--100.00%...........................     $991,188
                                                                   ========

-------------
 *   Non-income producing
(b)  In bankruptcy

                       See notes to financial statements.

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